UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q/A

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                       811-21335

Exact name of registrant as specified in charter:         Optimum Fund Trust

Address of principal executive offices:                   2005 Market Street
                                                          Philadelphia, PA 19103

Name and address of agent for service:                    David F. Connor, Esq.
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

Registrant's telephone number, including area code:       (800) 523-1918

Date of fiscal year end:                                  March 31

Date of reporting period:                                 June 30, 2006

Item 1.  Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)


Optimum Fixed Income Fund
_________________________

June 30, 2006

                                                                                              Principal         Market
                                                                                              Amount o          Value (U.S.$)
Agency Asset-Backed Securities - 0.05%

/{ Freddie Mac Structured Pass Through Securities Series T-30 A5 8.61% 12/25/30     USD            292,367         $  292,221
                                                                                                                      _______

Total Agency Asset-Backed Securities (cost $291,636)                                                                  292,221
                                                                                                                      _______
Agency Collateralized Mortgage Obligations - 6.45%

Fannie Mae
     Series 1996-46 ZA 7.50% 11/25/26                                                               49,928             52,714
     Series 1999-19 PH 6.00% 5/25/29                                                             1,450,000          1,446,442
     Series 2001-14 Z 6.00% 5/25/31                                                                104,559            104,209
     Series 2002-90 A1 6.50% 6/25/42                                                                33,130             33,246
     Series 2002-90 A2 6.50% 11/25/42                                                              169,604            170,815
     Series 2003-122 AJ 4.50% 2/25/28                                                              198,025            190,347
     Series 2005-14 ME 5.00% 10/25/33                                                            1,910,000          1,773,628
     Series 2005-22 HE 5.00% 10/25/33                                                              740,000            686,748
     Series 2005-29 QD 5.00% 8/25/33                                                               816,000            756,639
     Series 2005-44 PE 5.00% 7/25/33                                                               390,000            361,690
     Series 2005-54 AK 4.50% 9/25/32                                                             1,171,673          1,119,313
     Series 2005-94 YD 4.50% 8/25/33                                                             1,480,000          1,327,844
     Series 2005-110 MB 5.50% 9/25/35                                                              925,000            912,437
Fannie Mae Grantor Trust
     Series 1999-T2 A1 7.50% 1/19/39                                                                49,399             50,942
     Series 2001-T8 A2 9.50% 7/25/41                                                                25,857             27,642
     Series 2002-T4 A3 7.50% 12/25/41                                                              185,230            190,244
     Series 2004-T1 1A2 6.50% 1/25/44                                                               69,918             70,543
Fannie Mae Whole Loan
     Series 2004-W1 1A3 4.49% 11/25/43                                                              22,039             21,923
     Series 2004-W4 A2 5.00% 6/25/34                                                             1,090,000          1,075,011
     Series 2004-W9 2A1 6.50% 2/25/44                                                               90,128             90,944
     Series 2004-W10 A23 5.00% 8/25/34                                                           1,150,000          1,140,350
     Series 2004-W11 1A2 6.50% 5/25/44                                                             268,823            271,286
     Series 2004-W15 1A1 6.00% 8/25/44                                                             460,202            455,583
Freddie Mac
     Series 1730 Z 7.00% 5/15/24                                                                   314,190            326,548
     Series 2113 QE 6.00% 11/15/27                                                                  25,022             25,034
     Series 2141 N 5.55% 11/15/27                                                                  226,061            225,174
     Series 2165 PE 6.00% 6/15/29                                                                1,440,000          1,434,344
     Series 2326 ZQ 6.50% 6/15/31                                                                  570,164            586,495
     Series 2480 EH 6.00% 11/15/31                                                                     440                439
     Series 2497 BM 5.00% 2/15/22                                                                  486,311            478,087
     Series 2526 CA 5.00% 6/15/16                                                                  122,362            120,912
     Series 2552 KB 4.25% 6/15/27                                                                  754,328            743,074
     Series 2612 LJ 4.00% 7/15/22                                                                  184,167            181,556
     Series 2662 DG 5.00% 10/15/22                                                                  57,000             53,354
     Series 2662 MA 4.50% 10/15/31                                                                 367,066            356,449
     Series 2721 PE 5.00% 1/15/23                                                                  100,000             93,576
     Series 2737 YD 5.00% 8/15/32                                                                  170,000            159,077
     Series 2755 LE 4.00% 9/15/30                                                                  557,000            502,366
     Series 2780 TE 5.00% 1/15/33                                                                  785,000            733,315
     Series 2783 PD 5.00% 1/15/33                                                                1,076,000          1,008,000
     Series 2802 NE 5.00% 2/15/33                                                                  700,000            653,199
     Series 2827 TE 5.00% 4/15/33                                                                1,335,000          1,240,944
     Series 2840 OE 5.00% 2/15/33                                                                1,800,000          1,681,240
     Series 2841 YA 5.50% 7/15/27                                                                1,609,850          1,597,326
     Series 2849 AJ 5.00% 5/15/18                                                                  380,000            375,570
     Series 2864 PE 5.00% 6/15/33                                                                1,095,000          1,022,600
     Series 2869 BG 5.00% 7/15/33                                                                  224,000            209,098
     Series 2872 GC 5.00% 11/15/29                                                                 405,000            387,976

     Series 2881 TE 5.00% 7/15/33                                                                1,080,000          1,000,283
     Series 2889 OG 5.00% 5/15/33                                                                  117,000            108,933
     Series 2890 PC 5.00% 7/15/30                                                                  265,000            254,286
     Series 2890 PD 5.00% 3/15/33                                                                1,265,000          1,178,953
     Series 2893 PD 5.00% 2/15/33                                                                   65,000             60,579
     Series 2915 KD 5.00% 9/15/33                                                                  447,000            415,977
     Series 2915 KP 5.00% 11/15/29                                                                 490,000            471,456
     Series 2921 NE 5.00% 9/15/33                                                                1,095,000          1,014,111
     Series 2937 JG 5.00% 8/15/33                                                                1,410,000          1,305,571
     Series 2938 ND 5.00% 10/15/33                                                               1,050,000            976,585
     Series 2939 PD 5.00% 7/15/33                                                                  665,000            618,369
     Series 2941 XD 5.00% 5/15/33                                                                  150,000            139,395
     Series 2987 KG 5.00% 12/15/34                                                               1,430,000          1,325,213
     Series 3022 MB 5.00% 12/15/28                                                                 260,000            251,962
     Series 3056 HD 5.00% 2/15/34                                                                1,225,000          1,133,735
     Series 3063 PC 5.00% 2/15/29                                                                  490,000            473,769
/ Freddie Mac Structured Pass Through Securities
     Series T-54 2A 6.50% 2/25/43                                                                   58,654             59,069
     Series T-58 2A 6.50% 9/25/43                                                                   32,363             32,610
GNMA
     Series 2004-11 QE 5.00% 12/16/32                                                              459,000            423,735
     Series 2004-30 PD 5.00% 2/20/33                                                               276,000            257,424
                                                                                                                      _______

Total Agency Collateralized Mortgage Obligations (cost $39,499,724)                                                38,028,308
                                                                                                                   __________
Agency Mortgage-Backed Securities - 8.46%

Fannie Mae
     5.50% 1/1/13                                                                                  442,536            433,685
     6.50% 8/1/17                                                                                  175,413            177,551
     6.765% 1/1/07                                                                                 127,703            127,424
     7.13% 1/1/12                                                                                  340,631            339,779
~ Fannie Mae ARM
     3.241% 10/1/33                                                                                736,466            731,691
     5.068% 8/1/35                                                                                 425,150            409,133
Fannie Mae Relocation 15 yr 4.00% 9/1/20                                                           878,963            806,723
Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                                                                  60,579             57,323
     5.00% 1/1/34                                                                                  155,886            147,441
     5.00% 2/1/34                                                                                   72,151             68,272
     5.00% 8/1/34                                                                                  128,212            121,120
     5.00% 11/1/34                                                                                 281,287            265,728
     5.00% 4/1/35                                                                                  404,307            380,933
     5.00% 10/1/35                                                                                 311,810            293,784
     5.00% 1/1/36                                                                                  741,219            698,367
Fannie Mae S.F. 15 yr 4.50% 8/1/18                                                               2,289,755          2,170,257
Fannie Mae S.F. 15 yr TBA 5.00% 7/1/21                                                           2,040,000          1,994,736
Fannie Mae S.F. 20 yr
     5.00% 9/1/23                                                                                  606,793            577,212
     5.00% 4/1/25                                                                                  898,316            851,155
     5.00% 7/1/25                                                                                  265,610            251,666
     5.00% 8/1/25                                                                                  917,158            869,008
     5.50% 7/1/24                                                                                1,218,601          1,185,089
     5.50% 10/1/24                                                                                 391,347            380,585
     5.50% 12/1/24                                                                               1,228,258          1,194,481
     5.50% 8/1/25                                                                                  615,736            597,649
Fannie Mae S.F. 30 yr
     4.50% 8/1/33                                                                                  594,922            542,308
     4.50% 10/1/33                                                                               2,474,606          2,255,757
     5.00% 10/1/33                                                                                 403,138            378,824
     5.00% 2/1/34                                                                                  357,965            336,375
     5.00% 5/1/34                                                                                  302,552            283,831
     5.50% 3/1/29                                                                                  241,968            233,726
     5.50% 4/1/29                                                                                  120,532            116,427
     5.50% 12/1/33                                                                                 270,921            261,439
     6.50% 11/1/33                                                                                  63,613             64,110
     6.50% 11/1/35                                                                               1,709,263          1,718,878
     6.50% 2/1/36                                                                                1,254,875          1,262,718
     6.50% 3/1/36                                                                                1,956,841          1,967,848
     6.50% 6/1/36                                                                                3,035,000          3,092,298
     7.50% 3/1/32                                                                                    3,116              3,223
     7.50% 4/1/32                                                                                   14,292             14,784
     7.50% 6/1/32                                                                                   13,148             13,600

Fannie Mae S.F. 30 yr TBA
     5.00% 7/1/36                                                                                2,620,000          2,449,699
     5.50% 7/1/36                                                                                8,890,000          8,539,955
     6.00% 7/1/36                                                                                1,410,000          1,387,969
     6.50% 7/1/36                                                                                1,620,000          1,628,606
Freddie Mac
     6.00% 8/1/35                                                                                  860,976            848,593
     7.00% 1/1/08                                                                                  141,388            142,095
~ Freddie Mac ARM
     2.995% 12/1/33                                                                                805,166            794,183
     3.914% 4/1/34                                                                                  66,137             65,661
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                            6,974              6,610
Freddie Mac S.F. 20 yr
     5.50% 10/1/23                                                                               1,081,761          1,053,703
     5.50% 8/1/24                                                                                  262,249            254,956
     5.50% 9/1/24                                                                                  453,815            441,193
     6.00% 12/1/25                                                                               1,190,745          1,183,675
Freddie Mac S.F. 30 yr
     5.00% 4/1/35                                                                                  878,186            824,397
     6.00% 10/1/33                                                                                  55,279             54,605
     6.50% 10/1/33                                                                                  16,653             16,793
     6.50% 11/1/33                                                                                 127,591            128,667
     6.50% 1/1/35                                                                                  637,634            643,811
Freddie Mac S.F. 30 yr TBA 5.00% 7/1/36                                                          1,625,000          1,517,852
GNMA II
     6.00% 4/20/34                                                                                 110,034            108,865
     7.00% 8/20/34                                                                                  70,745             72,425
                                                                                                                       ______

Total Agency Mortgage-Backed Securities (cost $50,866,651)                                                         49,841,251
                                                                                                                   __________
Agency Obligations - 0.23%
Fannie Mae 3.00% 8/15/07                                                                           455,000            442,838
~ Farm Credit Bank 7.561% 11/29/49                                                                 136,000            142,240
^ Financing Corporation Interest Strip
     CPN 13 5.161% 12/27/12                                                                        135,000             95,626
     CPN 15 5.575% 3/7/16                                                                          305,000            180,029
     CPN D 5.08% 9/26/11                                                                           170,000            129,645
Freddie Mac 4.75% 1/19/16                                                                          410,000            387,310
                                                                                                                      _______

Total Agency Obligations (cost $1,415,179)                                                                          1,377,688
                                                                                                                   __________
Collateralized Debt Obligation - 0.04%
=# Magnetite Asset Investor Series 3 C1 144A 8.786% 1/31/08                                        250,000            250,000
                                                                                                                      _______

Total Collateralized Debt Obligation (cost $250,000)                                                                  250,000
                                                                                                                      _______

Commercial Mortgage-Backed Securities - 3.95%

~ Banc of America Commercial Mortgage Securities Series 2005-5 A4 5.115%
     10/10/45                                                                                    2,125,000          2,009,052
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064%
     5/14/16                                                                                       420,000            413,838
~ Citigroup Commercial Mortgage Trust Series 2006-C4 ASB 5.721% 3/15/49                          2,165,000          2,153,498
/ Commercial Mortgage Pass Through Certificates
   # Series 2001-J1A A2 144A 6.457% 2/14/34                                                        280,968            287,173
     Series 2006-C7 A2 5.69% 6/10/46                                                               260,000            259,008
~ Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.557% 2/15/39                    140,000            137,580
# Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                         175,000            168,279
Deutsche Mortgage & Asset Receiving Series 1998-C1 D 7.231% 6/15/31                              1,807,000          1,857,438
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46%
     1/12/43                                                                                       200,000            197,999
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                        59,131             59,763
GE Capital Commercial Mortgage Trust
     Series 2002-1A A3 6.269% 12/10/35                                                             325,000            332,743
     Series 2005-C3 AAB 4.94% 7/10/45                                                            1,525,000          1,450,180
~ Greenwich Capital Commercial Funding Series 2006-GG7 AJ 6.11% 7/10/16                            100,000            100,000
GS Mortgage Securities Series 2005-GG4 A4 4.761% 7/10/39                                         2,180,000          2,013,096
# Hilton Hotel Pool Trust Series 2000-HLTA A1 144A 7.055% 10/3/15                                   52,882             54,431
JP Morgan Chase Commercial Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37                                                              720,000            705,242
     Series 2002-C2 A2 5.05% 12/12/34                                                              665,000            638,829
     Series 2003-C1 A2 4.985% 1/12/37                                                               90,000             86,047
   ~ Series 2005-LDP5 A4 5.179% 12/15/44                                                         1,505,000          1,439,878
   ~ Series 2006-LDP7 AJ 5.876% 4/15/45                                                             90,000             89,338
   ~ Series 2006-LDP7 ASB 5.876% 4/15/45                                                         2,220,000          2,223,440
  ~# Series 2006-RR1A A1 144A 5.61% 10/18/52                                                       290,000            279,116

LB-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31                                  245,000            252,810
Merrill Lynch Mortgage Trust
   ~ Series 2004-BPC1 A3 4.467% 10/12/41                                                            85,000             79,940
   # Series 2005-GGP1 E 144A 4.33% 11/15/10                                                        110,000            108,059
   # Series 2005-GGP1 F 144A 4.35% 11/15/10                                                        105,000            103,108
   ~ Series 2006-C1 AJ 5.661% 5/12/39                                                              220,000            216,508
~ Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 AJ 5.917%
     6/12/46                                                                                       165,000            165,027
# Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31                                   140,000            139,808
~# Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.337% 2/15/33                     100,000            103,605
Mortgage Capital Funding Series 1998-MC3 A2 6.337% 11/18/31                                      1,067,755          1,075,700
# NYC Mortgage Loan Trust Series 1996 A3 144A 6.75% 9/25/19                                        106,371            107,100
~# STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18                                               50,054             47,765
# Tower 144A
     Series 2004-2A A 4.232% 12/15/14                                                              195,000            186,439
     Series 2006-1 B 5.588% 2/15/36                                                                160,000            156,752
     Series 2006-1 C 5.707% 2/15/36                                                                250,000            245,237
~ Wachovia Bank Commercial Mortgage Trust
     Series 2005-C20 AMFX 5.179% 7/15/42                                                         2,095,000          1,977,609
     Series 2005-C22 A4 5.266% 12/15/44                                                          1,395,000          1,339,441
                                                                                                                    _________

Total Commercial Mortgage-Backed Securities (cost $23,793,777)                                                     23,260,876
                                                                                                                   __________
Corporate Bonds - 31.47%

Banking - 4.78%
BAC Capital Trust XI 6.625% 5/23/36                                                                695,000            688,769
# Banco BMG 144A 9.15% 1/15/16                                                                     376,000            369,420
~# Banco Santander 144A 5.633% 12/9/09                                                             150,000            150,139
~ Barclays Bank 6.278% 12/29/49                                                                    200,000            174,606
BB&T Capital Trust II 6.75% 6/7/36                                                               1,210,000          1,209,290
~# BNP Paribas 144A 5.186% 6/29/49                                                                 295,000            267,926
Citigroup 5.875% 2/22/33                                                                           105,000             98,304
Credit Suisse First Boston USA 6.125% 11/15/11                                                     140,000            142,033
~# DBS Capital Funding 144A 7.657% 3/31/49                                                         464,000            494,756
# Dresdner Funding Trust I 144A 8.151% 6/30/31                                                     900,000          1,005,961
First Union II 7.85% 1/1/27                                                                        995,000          1,039,507
~# Glitnir Banki 144A 6.693% 6/15/16                                                               570,000            567,326
~# HBOS 144A 5.92% 9/29/49                                                                         300,000            276,859
HSBC Holdings 6.50% 5/2/36                                                                         900,000            887,648
# ICICI Bank 144A 5.75% 11/16/10                                                                   100,000             96,961
JPM Capital Trust I 7.54% 1/15/27                                                                  140,000            145,512
# Kaupthing Bank 144A 7.125% 5/19/16                                                               775,000            776,592
Kazkommerts International 8.00% 11/3/15                                                            317,000            309,360
Mizuho Financial Group 8.375% 12/29/49                                                           1,395,000          1,462,971
~ MUFG Capital Finance 1 6.346% 7/29/49                                                          2,680,000          2,589,818
Popular North America
     4.25% 4/1/08                                                                                  320,000            311,362
     5.20% 12/12/07                                                                              2,500,000          2,472,295
   ~ 5.41% 4/6/09                                                                                  245,000            245,650
Popular North America Capital Trust I 6.564% 9/15/34                                               390,000            356,093
~# Rabobank Capital Funding II 144A 5.26% 12/29/49                                                 240,000            225,524
Rabobank Nederland 9.125% 10/20/06                                                  ISK         80,000,000          1,042,105
~ RBS Capital Trust I 4.709% 12/29/49                                               USD            220,000            199,140
~ RBS Capital Trust III 5.512% 9/29/49                                                           1,105,000          1,031,840
~# Resona Bank 144A 5.85% 9/29/49                                                                  620,000            577,877
~# Resona Preferred Global Securities 144A 7.191% 12/29/49                                       1,185,000          1,190,593
Royal Bank of Scotland 9.118% 3/31/49                                                              530,000            582,507
Russian Agriculture Bank 6.875% 11/29/10                                                           795,000            789,614
# Russian Agriculture Bank 144A 7.175% 5/16/13                                                     735,000            730,406
# Russian Standard Bank 144A 8.625% 5/5/11                                                         170,000            162,996
~# Shinsei Finance 144A 6.418% 1/29/49                                                             570,000            536,287
Sovereign Capital Trust VI 7.908% 6/13/36                                                          525,000            540,540
~# Svenska Hanelsbanken 144A 7.125% 3/29/49                                                        355,000            358,775
# TuranAlem Finance 144A 7.75% 4/25/13                                                             313,000            305,566
Vneshtorgbank 4.25% 2/15/16                                                         EUR            650,000            800,871
~ Wachovia Capital Trust III 5.80% 8/29/49                                          USD          2,775,000          2,695,585
Western Financial 9.625% 5/15/12                                                                   210,000            231,228
                                                                                                                      _______

                                                                                                                   28,140,612
                                                                                                                   __________

Basic Industry - 2.34%
Abitibi-Consolidated
     6.95% 12/15/06                                                                                135,000            136,350
     7.875% 8/1/09                                                                                 885,000            851,813
AK Steel 7.875% 2/15/09                                                                            275,000            275,000
Aleris International 9.00% 11/15/14                                                                290,000            296,525
Alrosa Finance 8.875% 11/17/14                                                                     321,000            348,895
@# Alrosa Finance 144A 8.875% 11/17/14                                                             498,000            542,198
Barrick Gold Finance 7.50% 5/1/07                                                                  115,000            116,625
Bowater
     9.00% 8/1/09                                                                                  340,000            346,800
     9.50% 10/15/12                                                                                650,000            651,625
Celulosa Arauco
     5.125% 7/9/13                                                                                 325,000            298,802
     5.625% 4/20/15                                                                                510,000            475,923
     7.75% 9/13/11                                                                                 360,000            383,231
Chemtura 6.875% 6/1/16                                                                             225,000            218,531
Donohue Forest Products 7.625% 5/15/07                                                             305,000            307,288
Georgia-Pacific
     8.875% 5/15/31                                                                                645,000            645,000
     9.50% 12/1/11                                                                                 325,000            341,250
Huntsman International 10.125% 7/1/09                                                               70,000             71,400
Ispat Inland 9.75% 4/1/14                                                                           80,000             88,322
Lubrizol 4.625% 10/1/09                                                                            505,000            486,592
Lyondell Chemical 10.50% 6/1/13                                                                     30,000             33,150
# Nell AF SARL 144A 8.375% 8/15/15                                                                 295,000            285,044
NewPage 10.00% 5/1/12                                                                              285,000            296,400
Norske Skog Canada 8.625% 6/15/11                                                                  425,000            416,500
# Norske Skogindustrier 144A 7.125% 10/15/33                                                       410,000            353,362
# Port Townsend Paper 144A 12.00% 4/15/11                                                          295,000            234,525
Potlatch 13.00% 12/1/09                                                                            175,000            205,454
Rhodia 8.875% 6/1/11                                                                               219,000            219,274
++ Solutia 6.72% 10/15/37                                                                          375,000            348,281
Southern Copper 7.50% 7/27/35                                                                    1,295,000          1,242,849
# Southern Copper 144A 7.50% 7/27/35                                                               710,000            679,633
# Stora Enso Oyj 144A 7.25% 4/15/36                                                              1,135,000          1,111,249
Tembec Industries 8.625% 6/30/09                                                                 1,175,000            649,188
Vale Overseas 6.25% 1/11/16                                                                        220,000            210,650
Weyerhaeuser 7.125% 7/15/23                                                                        530,000            522,293
Witco 6.875% 2/1/26                                                                                125,000            111,875
                                                                                                                      _______

                                                                                                                   13,801,897
                                                                                                                   __________
Brokerage - 0.86%
~ Ameriprise Financial 7.518% 6/1/66                                                               810,000            816,315
Amvescap 4.50% 12/15/09                                                                            350,000            334,867
E Trade Financial 8.00% 6/15/11                                                                    460,000            471,500
Goldman Sachs
     4.75% 7/15/13                                                                                 185,000            172,371
     6.345% 2/15/34                                                                                360,000            336,663
LaBranche & Co.
     9.50% 5/15/09                                                                                 195,000            208,650
     11.00% 5/15/12                                                                                275,000            302,500
Merrill Lynch
   ~ 4.16% 3/12/07                                                                                 215,000            212,401
     6.05% 5/16/16                                                                               1,940,000          1,930,760
Morgan Stanley 5.375% 10/15/15                                                                     305,000            289,248
                                                                                                                      _______

                                                                                                                    5,075,275
                                                                                                                    _________
Capital Goods - 0.61%
Allied Waste North America 9.25% 9/1/12                                                            325,000            346,125
Armor Holdings 8.25% 8/15/13                                                                       370,000            384,800
Building Materials 8.00% 10/15/07                                                                  150,000            151,500
Casella Waste Systems 9.75% 2/1/13                                                                 450,000            474,750
# Compression Polymer 144A 10.50% 7/1/13                                                           240,000            246,000
General Electric 5.00% 2/1/13                                                                      345,000            330,909
Geo Subordinate 11.00% 5/15/12                                                                     365,000            368,650
Graham Packaging 9.875% 10/15/14                                                                   125,000            124,375
Interface 10.375% 2/1/10                                                                           235,000            258,206
Intertape Polymer 8.50% 8/1/14                                                                     270,000            249,750
{ NTK Holdings 10.75% 3/1/14                                                                       200,000            145,750
Solo Cup 8.50% 2/15/14                                                                             200,000            174,000
# TransDigm 144A 7.75% 7/15/14                                                                      75,000             75,000
# WCA Waste 144A 9.25% 6/15/14                                                                     270,000            274,050
                                                                                                                      _______

                                                                                                                    3,603,865
                                                                                                                    _________

Communications - 4.98%
} Adelphia Communications 8.125% 12/15/06                                                          205,000            112,750
American Tower 7.125% 10/15/12                                                                     265,000            265,663
AT&T
     6.80% 5/15/36                                                                                 648,000            644,317
     7.30% 11/15/11                                                                                325,000            345,380
     8.00% 11/15/31                                                                                400,000            460,585
AT&T Broadband 9.455% 11/15/22                                                                     531,000            661,270
BellSouth 4.20% 9/15/09                                                                            185,000            176,500
British Telecommunications 8.875% 12/15/30                                                         290,000            357,411
} Century Communications 9.50% 9/1/06                                                            1,975,000          1,984,874
Charter Communication Holdings
     11.125% 1/15/11                                                                               220,000            137,500
     13.50% 1/15/11                                                                                810,000            530,550
# Charter Communications 144A 5.875% 11/16/09                                                       65,000             48,506
Cincinnati Bell 8.375% 1/15/14                                                                     290,000            287,100
~# Cleveland Unlimited 144A 13.579% 12/15/10                                                       100,000            105,750
Comcast 6.50% 11/15/35                                                                             360,000            340,903
Comcast Cablevision 9.00% 9/1/08                                                                   339,000            360,501
Cox Communications 4.625% 1/15/10                                                                  175,000            167,058
CSC Holdings
     8.125% 7/15/09                                                                                225,000            230,063
     8.125% 8/15/09                                                                                325,000            332,313
Deutsche Telekom International Finance 5.75% 3/23/16                                             1,115,000          1,054,261
Dex Media East 12.125% 11/15/12                                                                    150,000            169,125
# Digicel Limited 144A 9.25% 9/1/12                                                                100,000            105,000
Embarq 7.995% 6/1/36                                                                               798,000            804,354
GTE 7.90% 2/1/27                                                                                   670,000            698,641
GTE California 7.65% 3/15/07                                                                       615,000            622,577
# Hughes Network Systems/Finance 144A 9.50% 4/15/14                                                320,000            315,200
{ Inmarsat Finance 10.375% 11/15/12                                                              2,040,000          1,746,749
Insight Midwest 10.50% 11/1/10                                                                   1,288,000          1,349,180
# Intelsat Bermuda 144A 11.25% 6/15/16                                                             725,000            746,750
iPCS 11.50% 5/1/12                                                                                  45,000             50,400
~ IWO Holdings 8.818% 1/15/12                                                                       30,000             31,200
~ Liberty Media 6.829% 9/17/06                                                                     137,000            137,459
Mediacom Broadband 11.00% 7/15/13                                                                   85,000             89,994
Mediacom Capital 9.50% 1/15/13                                                                     585,000            585,000
# Nordic Telephone Holdings 144A 8.875% 5/1/16                                                     150,000            154,875
~ Qwest 8.579% 6/15/13                                                                             100,000            106,250
# RH Donnelley 144A 8.875% 1/15/16                                                                 360,000            364,950
Rural Cellular 9.875% 2/1/10                                                                       375,000            387,656
~# Rural Cellular 144A 10.899% 11/1/12                                                             120,000            123,750
SBC Communications 5.875% 2/1/12                                                                   463,000            459,300
Sheridan Acquisition 10.25% 8/15/11                                                                160,000            163,400
Sirius Satellite 9.625% 8/1/13                                                                      75,000             70,688
Sprint Capital
     7.625% 1/30/11                                                                                365,000            388,889
     8.75% 3/15/32                                                                                 470,000            568,391
TCI Communications
     8.75% 8/1/15                                                                                  432,000            494,383
     9.875% 6/15/22                                                                                290,000            367,020
     10.125% 4/15/22                                                                               329,000            419,523
Telecom Italia Capital
     4.00% 1/15/10                                                                                 495,000            463,582
     4.95% 9/30/14                                                                                 560,000            502,166
     5.25% 11/15/13                                                                              1,030,000            953,618
Telefonica Emisones
   ~ 5.714% 6/19/09                                                                                295,000            295,371
     5.984% 6/20/11                                                                                325,000            324,150
     6.421% 6/20/16                                                                                135,000            134,965
     7.045% 6/20/36                                                                                340,000            340,871
Telefonos de Mexico 4.50% 11/19/08                                                                 395,000            382,000
THOMSON 5.75% 2/1/08                                                                                85,000             84,894
Time Warner 7.70% 5/1/32                                                                           196,000            213,647
Time Warner Entertainment 8.375% 3/15/23                                                           210,000            234,060

Triton Communications
     8.50% 6/1/13                                                                                  540,000            498,150
     9.375% 2/1/11                                                                                 970,000            698,400
~ US LEC 13.62% 10/1/09                                                                            125,000            133,438
US Unwired 10.00% 6/15/12                                                                          295,000            328,925
Verizon Global Funding 7.75% 12/1/30                                                               578,000            625,175
Verizon New England 6.50% 9/15/11                                                                   11,000             11,015
Vertis 10.875% 6/15/09                                                                             475,000            470,250
# Vimpel Communication 144A 8.25% 5/23/16                                                          848,000            815,140
# Wind Acquisition 144A 10.75% 12/1/15                                                             465,000            496,388
Windstream 7.26% 6/30/13                                                                           615,000            615,000
# Windstream 144A 8.625% 8/1/16                                                                    225,000            231,188
# XM Satellite Radio 144A 9.75% 5/1/14                                                             375,000            345,000
                                                                                                                      _______

                                                                                                                   29,321,352
                                                                                                                   __________
Consumer Cyclical - 5.00%
Accuride 8.50% 2/1/15                                                                              175,000            168,875
# Affinion Group 144A 11.50% 10/15/15                                                              125,000            123,125
Auburn Hills Trust 12.375% 5/1/20                                                                  141,000            199,405
Boyd Gaming 8.75% 4/15/12                                                                          250,000            263,125
Brickman Group 11.75% 12/15/09                                                                      95,000            102,600
Carrols 9.00% 1/15/13                                                                               75,000             75,563
Centex
   ~ 5.399% 8/1/07                                                                                 175,000            175,123
     6.50% 5/1/16                                                                                  665,000            647,331
Corrections Corporation of America 7.50% 5/1/11                                                    478,000            483,975
CVS 3.875% 11/1/07                                                                                 240,000            233,714
DaimlerChrysler Holdings
     4.75% 1/15/08                                                                                 337,000            331,610
   ~ 5.679% 10/31/08                                                                               546,000            548,778
   ~ 5.74% 3/13/09                                                                               1,000,000          1,001,426
DEL Laboratories 8.00% 2/1/12                                                                      130,000            108,713
Ford Motor 7.45% 7/16/31                                                                         1,385,000          1,007,588
Ford Motor Credit
     5.70% 1/15/10                                                                                 240,000            210,386
     7.375% 10/28/09                                                                               355,000            328,444
# Ford Motor Credit 144A 9.75% 9/15/10                                                             395,000            385,205
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                              1,464,000          1,529,879
Gaylord Entertainment 8.00% 11/15/13                                                               245,000            245,919
General Motors 8.375% 7/15/33                                                                    1,440,000          1,166,399
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                              1,820,000          1,738,423
   = 7.50% 12/1/06                                                                  NZD            832,000            502,122
     8.00% 11/1/31                                                                  USD          3,355,000          3,233,166
Harrahs Operating
     5.625% 6/1/15                                                                               1,118,000          1,035,828
     5.75% 10/1/17                                                                                  14,000             12,779
     6.50% 6/1/16                                                                                  130,000            126,897
Johnson Controls 5.00% 11/15/06                                                                     80,000             79,731
Landry's Restaurant 7.50% 12/15/14                                                                 225,000            207,563
Lodgenet Entertainment 9.50% 6/15/13                                                               595,000            636,650
Mandalay Resort Group 9.50% 8/1/08                                                                 670,000            711,875
Metaldyne 10.00% 11/1/13                                                                           310,000            301,475
# Neiman Marcus 144A
     9.00% 10/15/15                                                                                300,000            315,000
     10.375% 10/15/15                                                                              885,000            944,738
# NPC International 144A 9.50% 5/1/14                                                              325,000            316,063
O'Charleys 9.00% 11/1/13                                                                           180,000            183,150
Penney (J.C.)
     7.375% 8/15/08                                                                                190,000            195,511
     7.625% 3/1/97                                                                                  85,000             84,654
     7.65% 8/15/16                                                                                 125,000            136,050
Playtex Products 9.375% 6/1/11                                                                     395,000            413,269
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                    100,000            103,875
Pulte Homes
     6.25% 2/15/13                                                                                 181,000            176,453
     7.875% 8/1/11                                                                               1,014,000          1,065,341
Royal Caribbean Cruises
     7.25% 6/15/16                                                                                  85,000             84,598
     7.25% 3/15/18                                                                                  73,000             71,183

Time Warner
     7.625% 4/15/31                                                                              1,401,000          1,512,848
     8.18% 8/15/07                                                                                 455,000            466,921
{ Town Sports International 11.00% 2/1/14                                                          370,000            296,925
True Temper Sports 8.375% 9/15/11                                                                  375,000            343,125
# Uno Restaurant 144A 10.00% 2/15/11                                                               175,000            134,750
# Viacom 144A
   ~ 5.691% 6/16/09                                                                                450,000            450,143
     5.75% 4/30/11                                                                                 925,000            909,494
     6.875% 4/30/36                                                                                614,000            594,380
Visteon
     7.00% 3/10/14                                                                                  70,000             57,488
     8.25% 8/1/10                                                                                1,510,000          1,419,399
Warnaco 8.875% 6/15/13                                                                             195,000            198,900
Warner Music Group 7.375% 4/15/14                                                                  550,000            536,250
Wheeling Island Gaming 10.125% 12/15/09                                                            500,000            519,375
                                                                                                                      _______

                                                                                                                   29,453,575
                                                                                                                   __________
Consumer Non-Cyclical - 2.26%
# AmerisourceBergen 144A 5.875% 9/15/15                                                            430,000            407,425
# Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                      275,000            264,000
Biovail 7.875% 4/1/10                                                                            1,182,000          1,202,684
Constellation Brands 8.125% 1/15/12                                                                300,000            309,750
Cott Beverages 8.00% 12/15/11                                                                      350,000            350,875
# CRC Health 144A 10.75% 2/1/16                                                                    300,000            306,750
Dole Food 8.875% 3/15/11                                                                           570,000            537,225
Gold Kist 10.25% 3/15/14                                                                           200,000            209,500
HCA 5.50% 12/1/09                                                                                  255,000            247,008
# Healthsouth 144A 10.75% 6/15/16                                                                  225,000            221,625
# Highmark 144A 6.80% 8/15/13                                                                      206,000            211,410
Ingles Markets 8.875% 12/1/11                                                                      250,000            262,813
Kraft Foods
     4.125% 11/12/09                                                                               290,000            275,852
     6.50% 11/1/31                                                                                 105,000            105,182
# Le-Natures 144A 10.00% 6/15/13                                                                   240,000            254,100
Marsh Supermarket 8.875% 8/1/07                                                                    100,000             99,875
Medco Health Solutions 7.25% 8/15/13                                                               825,000            874,723
MedPartners 7.375% 10/1/06                                                                         710,000            712,663
# Miller Brewing 144A 4.25% 8/15/08                                                                280,000            271,987
National Beef Packing 10.50% 8/1/11                                                                245,000            248,675
Pilgrim's Pride 9.625% 9/15/11                                                                     255,000            266,475
Pinnacle Foods 8.25% 12/1/13                                                                       275,000            271,563
# Reynolds American 144A
     6.50% 6/1/07                                                                                  165,000            165,206
     7.875% 5/15/09                                                                                190,000            194,750
# SABMiller 144A 6.20% 7/1/11                                                                      866,000            871,712
~ Safeway 5.83% 3/27/09                                                                            535,000            535,659
US Oncology
     9.00% 8/15/12                                                                                 160,000            167,200
     10.75% 8/15/14                                                                                400,000            436,000
UST 6.625% 7/15/12                                                                                 265,000            272,917
{ Vanguard Health 11.25% 10/1/15                                                                   885,000            628,350
Warner Chilcott 8.75% 2/1/15                                                                     1,684,000          1,742,939
Wyeth 5.50% 2/1/14                                                                                 400,000            387,086
                                                                                                                      _______

                                                                                                                   13,313,979
                                                                                                                   __________
Electric - 2.54%
America Electric Power 4.709% 8/16/07                                                              965,000            953,443
Appalachian Power 6.375% 4/1/36                                                                    990,000            950,582
Avista
     7.75% 1/1/07                                                                                   85,000             85,737
     9.75% 6/1/08                                                                                  140,000            148,877
++# Calpine 144A 9.90% 7/15/07                                                                     146,625            141,493
CC Funding Trust I 6.90% 2/16/07                                                                   660,000            663,802
Commonwealth Edison 6.15% 3/15/12                                                                  810,000            819,040
Consolidated Edison of New York 6.20% 6/15/36                                                      325,000            317,467
Consumer Energy 5.00% 2/15/12                                                                      530,000            501,781
Dominion Resources
     5.687% 5/15/08                                                                                495,000            493,680
     5.95% 6/15/35                                                                                 240,000            215,876
   ~ 7.50% 6/30/66                                                                               1,460,000          1,453,501

Duke Capital 5.668% 8/15/14                                                                        190,000            183,957
Elwood Energy 8.159% 7/5/26                                                                        245,514            266,887
Entergy Louisiana 6.30% 9/1/35                                                                     190,000            175,253
Entergy Mississippi 5.92% 2/1/16                                                                   310,000            298,677
# FPL Energy National 144A 5.608% 3/10/24                                                          456,182            437,948
Indiana Michigan Power 6.125% 12/15/06                                                             190,000            190,267
Midwest Generation
     8.30% 7/2/09                                                                                  190,000            192,850
     8.75% 5/1/34                                                                                  270,000            287,550
Mirant Americas Generation 8.30% 5/1/11                                                            775,000            769,188
Nisource Finance 3.20% 11/1/06                                                                      55,000             54,556
Northern States Power 6.25% 6/1/36                                                                 360,000            358,813
Oncor Electric Delivery 7.00% 5/1/32                                                                35,000             36,435
Orion Power 12.00% 5/1/10                                                                          180,000            204,300
Pacificorp 6.375% 5/15/08                                                                          290,000            293,812
# Pedernales Electric 144A 6.202% 11/15/32                                                         620,000            622,093
Pepco Holdings
     5.50% 8/15/07                                                                                 390,000            388,702
   ~ 5.856% 6/1/10                                                                                 325,000            326,194
# Power Contract Financing 144A 6.256% 2/1/10                                                      260,000            260,138
Progress Energy 7.00% 10/30/31                                                                     505,000            521,150
PSI Energy 6.12% 10/15/35                                                                          753,000            702,283
Puget Energy 7.69% 2/1/11                                                                          250,000            268,493
Southern Capital Funding 5.30% 2/1/07                                                              200,000            199,099
# TXU Australia 144A 6.15% 11/15/13                                                                375,000            373,564
TXU Energy 7.00% 3/15/13                                                                           258,000            263,699
Westar Energy 5.95% 1/1/35                                                                         472,000            425,920
Xcel Energy
     6.50% 7/1/36                                                                                   20,000             19,678
     7.00% 12/1/10                                                                                  80,000             83,410
                                                                                                                       ______

                                                                                                                   14,950,195
                                                                                                                   __________
Energy - 0.50%
# Basic Energy Service 144A 7.125% 4/15/16                                                          75,000             70,125
Bluewater Finance 10.25% 2/15/12                                                                   165,000            167,888
# Brigham Exploration 144A 9.625% 5/1/14                                                            85,000             83,725
# Canadian Oil Sands 144A 4.80% 8/10/09                                                            155,000            150,212
Compton Petroleum 7.625% 12/1/13                                                                   100,000             96,000
# Hilcorp Energy 144A
     9.00% 6/1/16                                                                                  200,000            202,500
     10.50% 9/1/10                                                                                  95,000            102,838
# Mariner Energy 144A 7.50% 4/15/13                                                                 90,000             87,075
Nexen 5.875% 3/10/35                                                                               200,000            177,135
# PetroHawk Energy 144A 9.125% 7/15/13                                                             330,000            330,000
# Ras Laffan LNG III 144A 5.838% 9/30/27                                                           250,000            233,449
~ Secunda International 13.068% 9/1/12                                                             170,000            178,500
Siberian Oil 10.75% 1/15/09                                                                        442,000            483,326
Talisman Energy 5.125% 5/15/15                                                                     170,000            158,617
USX 9.125% 1/15/13                                                                                  15,000             17,514
Valero Energy 6.125% 4/15/07                                                                        40,000             40,097
# VeraSun Energy 144A 9.875% 12/15/12                                                              190,000            201,400
Weatherford International 4.95% 10/15/13                                                            20,000             18,729
Whiting Petroleum 7.25% 5/1/13                                                                     130,000            125,125
                                                                                                                      _______

                                                                                                                    2,924,255
                                                                                                                    _________
Finance Companies - 2.25%
American General Finance
     4.00% 3/15/11                                                                                 864,000            798,819
     4.875% 5/15/10                                                                                650,000            628,664
     4.875% 7/15/12                                                                              1,015,000            961,490
Finova Group 7.50% 11/15/09                                                                        747,150            224,145
FTI Consulting 7.625% 6/15/13                                                                      250,000            254,375
HSBC Finance 4.625% 9/15/10                                                                        630,000            604,350
~ HSBC Finance Capital Trust IX 5.911% 11/30/35                                                    500,000            478,001
~# ILFC E-Capital Trust I 144A 5.90% 12/21/65                                                    1,100,000          1,073,318
~# ILFC E-Capital Trust II 144A 6.25% 12/21/65                                                     380,000            359,656
International Lease Finance 4.625% 6/2/08                                                          160,000            156,992
# Mantis Reef 144A 4.692% 11/14/08                                                               1,100,000          1,066,761
Residential Capital
     5.125% 5/17/12                                                                 EUR            325,000            410,343
     6.00% 2/22/11                                                                  USD            880,000            853,544
     6.125% 11/21/08                                                                               570,000            563,701
     6.375% 6/30/10                                                                 GBP            257,000            253,722
     6.375% 5/17/13                                                                 USD            190,000            349,393
     6.50% 4/17/13                                                                               1,005,000            987,584
     6.875% 6/30/15                                                                              1,215,000          1,211,767
~# Residential Capital 144A 6.898% 4/17/09                                                         440,000            440,305
SLM 6.50% 6/15/10                                                                   NZD          1,285,000            772,692
~# Swiss Re Capital I 144A 6.854% 5/29/49                                           USD            800,000            786,541
                                                                                                                      _______

                                                                                                                   13,236,163
                                                                                                                   __________

Industrial - Other - 0.24%
Adesa 7.625% 6/15/12                                                                               245,000            241,938
# Baker & Taylor 144A 11.50% 7/1/13                                                                200,000            201,000
Interline Brands 8.125% 6/15/14                                                                    150,000            150,375
# Knowledge Learning 144A 7.75% 2/1/15                                                             145,000            133,400
Mueller Group 10.00% 5/1/12                                                                        178,000            192,240
{ Mueller Holdings 14.75% 4/15/14                                                                  233,000            196,885
Trimas 9.875% 6/15/12                                                                              350,000            322,000
                                                                                                                      _______

                                                                                                                    1,437,838
                                                                                                                    _________
Insurance - 2.79%
21st Century Insurance 5.90% 12/15/13                                                              275,000            265,264
# ASIF Global Financing 144A 3.85% 11/26/07                                                         42,000             41,020
# Farmers Exchange Capital 144A 7.05% 7/15/28                                                      555,000            532,506
# Farmers Insurance Exchange 144A
     6.00% 8/1/14                                                                                  140,000            134,876
     8.625% 5/1/24                                                                                 615,000            683,981
Humana 6.45% 6/1/16                                                                                515,000            510,695
# Liberty Mutual 144A 5.75% 3/15/14                                                                 90,000             84,663
~ Lincoln National 7.00% 5/17/66                                                                 1,150,000          1,143,087
Marsh & McLennan
     5.15% 9/15/10                                                                                 380,000            367,128
   ~ 5.19% 7/13/07                                                                                 400,000            399,863
     5.375% 3/15/07                                                                                210,000            208,943
MetLife
     5.00% 6/15/15                                                                                 260,000            240,938
     5.70% 6/15/35                                                                                  55,000             49,226
# Metropolitan Life Global Funding 144A 4.25% 7/30/09                                              450,000            434,253
# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                   355,000            394,817
# Nippon Life Insurance 144A 4.875% 8/9/10                                                         345,000            331,868
# NLV Financial 144A 6.50% 3/15/35                                                                 720,000            639,412
/#~ North Front Pass Through Trust 144A 5.81% 12/15/24                                             500,000            476,148
#~ Oil Insurance 144A 7.558% 12/29/49                                                            2,295,000          2,291,902
~ Reinsurance Group 6.75% 12/15/65                                                                 815,000            751,663
Safeco Capital Trust I 8.072% 7/15/37                                                              300,000            315,449
# Sagicor Financial 144A 7.50% 5/12/16                                                             505,000            487,997
St. Paul Travelers 5.01% 8/16/07                                                                   355,000            351,042
# Symetra Financial 144A 6.125% 4/1/16                                                             785,000            761,436
~/# Twin Reefs Pass Through Trust 144A 6.17% 12/31/49                                              600,000            600,027
UnitedHealth Group 5.80% 3/15/36                                                                   365,000            327,794
# UnumProvident Finance 144A 6.85% 11/15/15                                                        270,000            265,878
WellPoint
     4.25% 12/15/09                                                                                140,000            133,640
     5.85% 1/15/36                                                                                 205,000            183,787
Willis Group
     5.125% 7/15/10                                                                                575,000            555,138
     5.625% 7/15/15                                                                                650,000            604,687
~# ZFS Finance USA 144A
     6.15% 12/15/65                                                                                500,000            479,491
     6.45% 12/15/65                                                                              1,495,000          1,370,215
                                                                                                                    _________

                                                                                                                   16,418,834
                                                                                                                   __________
Natural Gas - 0.74%
# Atlas Pipeline 144A 8.125% 12/15/15                                                              120,000            120,150
~ Atmos Energy 5.443% 10/15/07                                                                     255,000            255,402
# Copano Energy 144A 8.125% 3/1/16                                                                  75,000             75,000
El Paso Natural Gas 7.625% 8/1/10                                                                  850,000            869,124
El Paso Production 7.75% 6/1/13                                                                    150,000            151,875
Enterprise Products Operating
     4.00% 10/15/07                                                                                125,000            121,660
     4.625% 10/15/09                                                                               410,000            393,092
     4.95% 6/1/10                                                                                  310,000            297,386
     5.00% 3/1/15                                                                                  327,000            295,803
     7.50% 2/1/11                                                                                  317,000            332,968

Inergy Finance
     6.875% 12/15/14                                                                                90,000             84,150
     8.25% 3/1/16                                                                                   75,000             76,125
Kinder Morgan Finance
     5.35% 1/5/11                                                                                  455,000            419,616
     5.70% 1/5/16                                                                                   90,000             78,282
# MarkWest Energy 144A 8.50% 7/15/16                                                                50,000             49,175
Oneok 5.51% 2/16/08                                                                                335,000            332,957
Tennessee Gas Pipeline 8.375% 6/15/32                                                               65,000             69,840
Valero Logistics Operations 6.05% 3/15/13                                                          350,000            347,515
                                                                                                                      _______

                                                                                                                    4,370,120
                                                                                                                    _________
Real Estate - 0.34%
American Real Estate Partners 8.125% 6/1/12                                                        365,000            365,913
BF Saul REIT 7.50% 3/1/14                                                                          330,000            336,600
Developers Diversified Realty
     4.625% 8/1/10                                                                                  95,000             90,547
     5.25% 4/15/11                                                                                 100,000             96,933
     5.375% 10/15/12                                                                               440,000            423,392
ERP Operating 6.95% 3/2/11                                                                          66,000             68,891
HRPT Properties Trust 5.75% 2/15/14                                                                230,000            221,774
# Rouse 144A 6.75% 5/1/13                                                                          125,000            122,363
Tanger Properties 9.125% 2/15/08                                                                    80,000             83,496
United Dominion Realty Trust 3.90% 3/15/10                                                         205,000            192,256
                                                                                                                      _______

                                                                                                                    2,002,165
                                                                                                                    _________
Technology - 0.49%
Cisco Systems 5.50% 2/22/16                                                                        666,000            640,685
Dell 6.55% 4/15/08                                                                                 150,000            152,042
# iPayment 144A 9.75% 5/15/14                                                                      200,000            200,000
MagnaChip Semiconductor 8.00% 12/15/14                                                             610,000            509,350
Sanmina-SCI 8.125% 3/1/16                                                                          150,000            147,000
Sungard Data Systems 144A 10.25% 8/15/15                                                           634,000            658,567
Telcordia Technologies 144A 10.00% 3/15/13                                                         535,000            454,750
UGS Capital II PIK 144A 10.38% 6/1/11                                                              125,000            124,375
                                                                                                                      _______

                                                                                                                    2,886,769
                                                                                                                    _________
Transportation - 0.75%
American Airlines
     6.817% 5/23/11                                                                                320,000            312,000
     6.977% 5/23/21                                                                                138,479            132,041
     7.379% 5/23/16                                                                                 99,454             90,006
Continental Airlines 6.503% 6/15/11                                                                390,000            389,240
~ CSX 5.43% 8/3/06                                                                                 147,000            146,997
# Erac USA Finance 144A
     5.30% 11/15/08                                                                                100,000             98,739
     5.90% 11/15/15                                                                                536,000            520,260
     6.20% 11/1/16                                                                                 615,000            606,872
     7.35% 6/15/08                                                                                 380,000            390,200
{ H-Lines Finance Holdings 11.00% 4/1/13                                                           391,000            337,238
# Hertz 144A
     8.875% 1/1/14                                                                                 140,000            144,200
     10.50% 1/1/16                                                                                  55,000             58,575
Horizon Lines 9.00% 11/1/12                                                                        179,000            182,580
Kansas City Southern Railway 9.50% 10/1/08                                                         255,000            268,388
OMI 7.625% 12/1/13                                                                                 370,000            370,925
Seabulk International 9.50% 8/15/13                                                                 90,000             99,900
Stena 9.625% 12/1/12                                                                               265,000            282,888
                                                                                                                      _______

                                                                                                                    4,431,049
                                                                                                                    _________

Total Corporate Bonds (cost $189,453,395)                                                                         185,367,943
                                                                                                                  ___________
Foreign Agencies - 1.11%

Austria - 0.12%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY         82,000,000            731,981
                                                                                                                      _______

                                                                                                                      731,981
                                                                                                                      _______
France - 0.07%
ERAP 3.75% 4/25/10                                                                  EUR            300,000            382,597
                                                                                                                      _______

                                                                                                                      382,597
                                                                                                                      _______
Germany - 0.55%

KFW
     4.75% 12/7/10                                                                  GBP            423,000            772,643
     4.95% 10/14/14                                                                 CAD            209,000            186,322
     6.50% 11/15/11                                                                 NZD            626,000            379,478
KFW International Finance 1.75% 3/23/10                                             JPY         86,000,000            766,322
Rentenbank 1.375% 4/25/13                                                           JPY        135,000,000          1,152,512
                                                                                                                    _________

                                                                                                                    3,257,277
                                                                                                                    _________
Mexico - 0.14%
Pemex Project Funding Master Trust 6.625% 6/15/35                                   USD            476,000            431,375
# Pemex Project Funding Master Trust 144A 6.625% 6/15/35                            USD            440,000            398,750
                                                                                                                      _______

                                                                                                                      830,125
                                                                                                                      _______
Sweden - 0.12%
Swedish Export Credit 10.50% 9/30/15                                                TRY          1,500,000            687,204
                                                                                                                      _______

                                                                                                                      687,204
                                                                                                                      _______
Ukraine - 0.05%
Exim of Ukraine 7.75% 9/23/09                                                       USD            270,000            267,327
                                                                                                                      _______

                                                                                                                      267,327
                                                                                                                      _______
United States - 0.06%
Fannie Mae 6.375% 8/15/07                                                           AUD            480,000            357,471
                                                                                                                      _______

                                                                                                                      357,471
                                                                                                                      _______

Total Foreign Agencies (cost $7,218,531)                                                                            6,513,982
                                                                                                                    _________

Municipal Bonds - 2.73%

Allentown, Pennsylvania 3.98% 10/1/11 (AMBAC)                                       USD            320,000            296,762
Aruba Airport Authority Series A 7.70% 1/1/13 (MBIA)                                               166,000            173,180
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                         260,000            269,940
California State
     5.00% 2/1/33                                                                                   60,000             60,468
     5.00% 2/1/33                                                                                    5,000              5,037
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                               195,000            199,249
College Park, Georgia Revenue Series A 5.557% 1/1/09 (FGIC)                                      1,585,000          1,584,699
Colorado Department of Transportation Revenue Series B 5.00% 12/15/12 (FGIC)                        85,000             89,785
Delaware River Port Authority Series A 7.54% 1/1/13 (FSA)                                          805,000            879,302
Escondido, California Revenue (Wastewater Capital Projects) Series B 5.75%
     9/1/25 (MBIA)                                                                                 565,000            545,558
Fairfield, California Pension Obligation Series B 5.42% 6/1/34 (AMBAC)                             765,000            694,283
Fuller Road Management, New York Lease Revenue Series A 5.21% 9/1/11 (XLCA)                      1,555,000          1,514,928
Hoboken, New Jersey General Obligation Taxable Series B
     4.26% 2/1/10 (MBIA)                                                                           325,000            310,768
     5.33% 2/1/18 (MBIA)                                                                           335,000            322,625
Hoboken, New Jersey Refunding Taxable Pension 6.50% 4/1/26 (MBIA)                                   25,000             26,492
Illinois State Taxable Pension 5.10% 6/1/33                                                        120,000            107,808
Industry Urban Development Agency Series 1A 4.50% 5/1/10 (MBIA)                                    195,000            186,830
La Quinta, California Redevelopment Agency Tax Allocation Project #1
     5.45% 9/1/13 (AMBAC)                                                                          560,000            548,330
     6.24% 9/1/23 (AMBAC)                                                                          230,000            232,776
Los Angeles, California Community Redevelopment
     Series B 5.83% 12/1/17 (FSA)                                                                  635,000            629,488
     Series D 5.60% 7/1/18 (MBIA)                                                                   80,000             76,926
     Series D 6.02% 9/1/21 (MBIA)                                                                  950,000            940,139
Manchester, New Hampshire Series C 5.375% 12/1/11 (FGIC)                                           110,000            108,881
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00%
     7/15/36                                                                                       355,000            364,738
Metropolitan Washington, District of Columbia Airport Authority Series C 4.62%
     10/1/10 (FGIC)                                                                                 15,000             14,494
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                      100,000            105,382
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                   125,000            130,131
Oregon State 5.892% 6/1/27                                                                          65,000             64,610
Sacramento County, California Public Finance Authority Revenue
     (Housing Tax County Project) Series B
     3.82% 12/1/08 (FGIC)                                                                           65,000             63,073
     5.18% 12/1/13 (FGIC)                                                                          105,000            101,336
San Diego, California Redevelopment Tax Allocation Series C 5.81% 9/1/19 (XLCA)                    645,000            631,881
Sisters of Providence Obligated Group 7.47% 10/1/07 (MBIA)                                       1,459,000          1,492,542
South Texas Detention Complex Local Development Corporation Revenue
     4.92% 2/1/14 (MBIA)                                                                         1,150,000          1,092,937
University Enterprises Series B 5.42% 10/1/37 (FGIC)                                             1,455,000          1,320,456
Waterbury, Connecticut Series B 5.43% 4/1/09 (FSA)                                                 329,000            327,131
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)                                   590,000            565,680
                                                                                                                      _______

Total Municipal Bonds (cost $16,577,705)                                                                           16,078,645
                                                                                                                   __________

Non-Agency Asset Backed Securities - 3.14%

# ABSC NIMs Trust Series 2004-HE1 A 144A 7.00% 1/17/34                                               1,075              1,068
# Aegis Asset Backed Securities Trust 144A
     Series 2005-3N N1 4.75% 8/25/35                                                               248,982            247,741
     Series 2005-5N N1 4.50% 12/25/23                                                              582,154            575,391

Capital One Auto Finance Trust Series 2003-A A4A 2.47% 1/15/10                                      15,461             15,152
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32                                                  56,658             56,463
Citibank Credit Card Issuance Trust
     Series 2002-A1 A1 4.95% 2/9/09                                                                265,000            264,032
     Series 2003-A7 A7 4.15% 7/7/17                                                                 65,000             58,238
Countrywide Asset-Backed Certificates
   # Series 2004-BC1N Note 144A 5.50% 4/25/35                                                        3,707              3,632
   ~ Series 2005-7 AF2 4.367% 11/25/35                                                           1,465,000          1,441,676
   ~ Series 2006-4 2A2 5.503% 7/25/36                                                              935,000            936,657
   ~ Series 2006-11 1AF3 6.05% 9/25/46                                                             770,000            768,460
   ~ Series 2006-11 1AF6 6.15% 9/25/46                                                           1,450,000          1,444,055
     Series 2006-S3 A2 6.085% 6/25/21                                                              490,000            489,951
Credit-Based Asset Service and Securitization
     Series 2004-CB4 A3 4.632% 5/25/35                                                             361,019            359,301
     Series 2005-CB8 AF1B 5.451% 12/25/35                                                          421,833            419,027
# Drive Auto Receivables Trust Series 2005-2 A2 144A 4.12% 1/15/10                               1,292,482          1,275,268
# Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31                                       345,000            342,841
# Encore Credit Receivables NIM Trust Series 2005-4 Note 144A 4.50% 1/25/36                        515,485            509,548
# First Franklin NIM Trust Series 2004-FFH4 N1 144A 4.212% 1/21/35                                   8,538              8,531
GSAA Trust
   # Series 2004-4N Note 144A 6.25% 5/25/34                                                          5,715              5,705
   ~ Series 2005-15 B1 6.973% 1/25/36                                                              579,672            605,716
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09                           70,000             68,210
# MBNA Master Credit Card Trust Series 2000-D C 144A 8.40% 9/15/09                                 110,000            112,243
~ Merrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36                              633,226            629,347
Mid-State Trust
     Series 2004-1 A 6.005% 8/15/37                                                                 54,444             54,157
     Series 2005-1 A 5.745% 1/15/40                                                                286,926            275,987
MMCA Automobile Trust
     Series 2002-2 A4 4.30% 3/15/10                                                                 47,176             47,135
     Series 2002-2 B 4.67% 3/15/10                                                                 193,158            191,577
New Century Home Equity Loan Trust Series 2005-A A2 4.461% 8/25/35                                 980,000            965,461
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37                     170,000            169,442
# Park Place Securities NIM Trust 144A
     Series 2004-WHQ1 D 7.384% 9/25/34                                                              26,245             26,279
     Series 2005-WCH1 A 4.00% 2/25/35                                                               49,052             48,972
     Series 2005-WCW1 A 4.25% 9/25/35                                                              399,411            392,972
Renaissance Home Equity Loan Trust
     Series 2005-4 A2 5.399% 2/25/36                                                               235,000            232,732
     Series 2005-4 A3 5.565% 2/25/36                                                               150,000            148,416
~ Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                            125,000            123,349
Residential Asset Securities Series 2000-KS5 AI6 7.175% 12/25/31                                    56,934             56,716
~ Residential Funding Mortgage Securities II Series 2005-HI2 A1 5.463% 5/25/35                     301,515            301,541
# Securitized Asset Backed NIM Trust Series 2005-FR4 144A 6.00% 1/25/36                            972,857            965,396
Structured Asset Securities
     Series 2001-SB1 A2 3.375% 8/25/31                                                             138,822            124,304
   ~ Series 2005-NC1 A7 5.553% 2/25/35                                                              82,436             82,512
Terwin Mortgage Trust Series 2005-14HE AF2 4.849% 8/25/36                                        2,022,000          1,963,370
Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28                                         210,997            217,376
WFS Financial Owner Trust Series 2005-1 D 4.09% 8/17/12                                            567,752            558,612
Whole Auto Loan Trust Series 2003-1 B 2.24% 3/15/10                                                926,847            918,050
                                                                                                                      _______

Total Non-Agency Asset Backed Securities (cost $18,670,451)                                                        18,502,609
                                                                                                                   __________

Non-Agency Collateralized Mortgage Obligations - 17.40%

ABN Amro Mortgage Series 2003-4 A5 4.75% 3/25/33                                                   641,703            633,807
~ Adjustable Rate Mortgage Trust
     Series 2005-10 3A31 5.431% 1/25/36                                                          1,145,000          1,109,228
     Series 2006-2 1A4 5.781% 5/25/36                                                            1,440,000          1,420,561
Bank of America Alternative Loan Trust
     Series 2003-10 2A1 6.00% 12/25/33                                                              22,753             22,291
     Series 2004-2 1A1 6.00% 3/25/34                                                                71,289             69,841
     Series 2004-10 1CB1 6.00% 11/25/34                                                            256,924            252,838
     Series 2005-3 2A1 5.50% 4/25/20                                                               179,504            175,409
     Series 2005-5 2CB1 6.00% 6/25/35                                                              395,494            387,337
     Series 2005-6 7A1 5.50% 7/25/20                                                               529,484            517,074
     Series 2005-9 5A1 5.50% 10/25/20                                                              531,921            519,121
Bank of America Mortgage Securities
     Series 2003-2 1A11 5.50% 4/25/33                                                            1,245,000          1,230,006

   ~ Series 2003-J 2A8 4.197% 11/25/33                                                           1,150,000          1,120,130
     Series 2004-3 1A2O 4.25% 4/25/34                                                              610,392            601,330
   ~ Series 2004-G 2A3 4.232% 8/25/34                                                              225,027            223,541
     Series 2005-9 2A1 4.75% 10/25/20                                                              548,447            527,982
   ~ Series 2005-A 1A1 4.043% 2/25/35                                                              136,001            132,984
~ Bear Stearns Adjustable Rate Mortgage Trust
     Series 2005-4 2A3 4.45% 8/25/35                                                               770,000            736,383
     Series 2005-7 1A2 4.75% 8/25/35                                                               206,467            199,971
     Series 2006-1 1A1 4.625% 2/25/36                                                            3,303,828          3,196,588
~ Bear Stearns Alternative-A Trust
     Series 2006-3 33A1 6.207% 5/25/36                                                             617,519            619,836
     Series 2006-3 34A1 6.226% 5/25/36                                                             310,355            311,687
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                             576,456            567,870
Cendant Mortgage Trust
     Series 2003-1 A6 5.50% 2/25/33                                                                 33,304             33,067
     Series 2004-1 A3 5.50% 2/25/34                                                                768,994            763,100
Chase Mortgage Finance
     Series 2003-S8 A2 5.00% 9/25/18                                                               894,893            864,732
     Series 2004-S3 2A1 5.25% 3/25/34                                                              640,655            633,487
   ~ Series 2005-A1 3A1 5.277% 12/25/35                                                            951,237            930,054
Citicorp Mortgage Securities
     Series 2003-3 A4 5.50% 3/25/33                                                                155,414            154,644
     Series 2004-1 1A1 5.25% 1/25/34                                                             1,890,387          1,854,982
     Series 2004-8 1A1 5.50% 10/25/34                                                              846,167            835,580
Citigroup Mortgage Loan Trust
     Series 2004-NCM1 1A2 6.50% 7/25/34                                                          1,324,066          1,327,376
     Series 2004-NCM2 1CB2 6.75% 8/25/34                                                           271,324            272,681
   ~ Series 2006-AR2 1A2 5.565% 3/25/36                                                          2,067,767          2,043,574
     Series 2006-AR5 1A3A 5.961% 7/25/36                                                         1,450,000          1,445,650
Countrywide Alternative Loan Trust
     Series 2002-11 A4 6.25% 10/25/32                                                              658,813            656,102
     Series 2003-21T1 A2 5.25% 12/25/33                                                          1,092,120          1,076,909
     Series 2004-1T1 A2 5.50% 2/25/34                                                            1,246,263          1,235,396
     Series 2004-14T2 A6 5.50% 8/25/34                                                           1,077,509          1,064,733
     Series 2004-28CB 6A1 6.00% 1/25/35                                                            749,645            733,950
     Series 2004-35T2 A1 6.00% 2/25/35                                                             615,447            612,964
     Series 2004-J1 1A1 6.00% 2/25/34                                                               37,965             37,629
     Series 2004-J2 7A1 6.00% 12/25/33                                                              64,363             62,694
   ~ Series 2004-J7 1A2 4.673% 8/25/34                                                             117,628            116,551
   ~ Series 2005-43 4A3 5.762% 10/25/35                                                            732,630            720,272
   ~ Series 2005-63 3A1 5.902% 11/25/35                                                            615,972            610,393
     Series 2006-2CB A3 5.50% 3/25/36                                                              449,994            447,154
     Series 2006-19C 1A1 6.00% 6/1/36                                                            2,855,000          2,831,916
/ Countrywide Home Loan Mortgage Pass Through Trust
   ~ Series 2003-21 A1 4.089% 5/25/33                                                               18,961             18,584
     Series 2005-29 A1 5.75% 12/25/35                                                            1,906,094          1,851,347
     Series 2006-1 A2 6.00% 3/25/36                                                                470,763            460,065
   ~ Series 2006-HYB3 3A1A 6.143% 5/20/36                                                          626,568            626,233
Credit Suisse First Boston Mortgage Securities
     Series 2003-17 4A1 5.50% 6/25/33                                                              876,415            863,900
     Series 2003-29 5A1 7.00% 12/25/33                                                              21,767             21,835
   ~ Series 2003-AR22 2A3 4.107% 9/25/33                                                            12,608             12,564
     Series 2004-1 3A1 7.00% 2/25/34                                                                10,580             10,668
~# Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.031% 6/26/35                          1,720,000          1,594,628
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                   697,174            694,667
~ First Horizon Asset Securities
     Series 2004-AR5 4A1 5.67% 10/25/34                                                             87,462             85,870
     Series 2005-AR2 2A1 5.132% 6/25/35                                                          1,018,000            999,756
General Motors Acceptance Corporation Mortgage Loan Trust
   ~ Series 2005-AR2 4A 5.187% 5/25/35                                                             496,764            474,216
     Series 2006-J1 A1 5.75% 4/25/36                                                             2,264,944          2,241,584
# GSMPS Mortgage Loan Trust 144A
     Series 1998-3 A 7.75% 9/19/27                                                                  36,918             38,137
     Series 1999-3 A 8.00% 8/19/29                                                                  60,499             62,987
     Series 2005-RP1 1A3 8.00% 1/25/35                                                             508,137            529,523
     Series 2005-RP1 1A4 8.50% 1/25/35                                                             239,591            252,169
~ GSR Mortgage Loan Trust
     Series 2005-AR6 4A5 4.553% 9/25/35                                                          1,200,000          1,150,303
     Series 2006-AR1 2A4 5.197% 1/25/36                                                          2,215,000          2,164,925

~ Indymac Index Mortgage Loan Trust
     Series 2005-AR25 1A21 5.897% 12/25/35                                                         575,168            569,780
     Series 2006-AR1 A1 5.965% 8/25/36                                                           1,445,000          1,442,968
     Series 2006-AR2 1A1A 5.543% 3/25/35                                                           715,066            715,640
     Series 2006-AR7 5A1 6.167% 4/25/36                                                            407,060            406,374
~ JP Morgan Mortgage Trust
     Series 2005-A6 1A2 5.151% 9/25/35                                                             605,000            583,231
     Series 2006-A2 2A4 5.77% 4/25/36                                                            2,025,000          1,975,550
     Series 2006-A3 7A1 4.584% 4/25/35                                                           2,127,994          2,063,877
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                             494,000            488,990
~ MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.871% 12/25/33                           43,521             43,569
MASTR Alternative Loans Trust
     Series 2003-6 3A1 8.00% 9/25/33                                                                23,967             24,257
     Series 2003-9 1A1 5.50% 12/25/18                                                               20,261             19,786
     Series 2004-3 2A1 6.25% 4/25/34                                                               514,385            507,473
     Series 2004-3 8A1 7.00% 4/25/34                                                                43,622             43,510
     Series 2004-5 3A1 6.50% 6/25/34                                                                44,386             44,275
     Series 2004-5 6A1 7.00% 6/25/34                                                               345,609            351,787
     Series 2005-3 7A1 6.00% 4/25/35                                                               234,465            231,237
MASTR Asset Securitization Trust
     Series 2003-6 8A1 5.50% 7/25/33                                                               128,017            122,056
     Series 2003-9 2A7 5.50% 10/25/33                                                              607,575            578,146
     Series 2003-11 6A12 4.75% 12/25/33                                                            370,000            363,054
     Series 2004-4 2A1 5.00% 4/25/34                                                             1,172,587          1,150,908
# MASTR Reperforming Loan Trust 144A
     Series 2005-1 1A5 8.00% 8/25/34                                                               214,312            222,994
     Series 2005-2 1A4 8.00% 5/25/35                                                               718,602            745,549
# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                 420,913            411,316
~ Merrill Lynch Mortgage Investors
     Series 2005-A5 A2 4.566% 6/25/35                                                              460,000            439,156
     Series 2005-A9 2A1C 5.175% 12/25/35                                                         2,435,000          2,362,419
     Series 2006-A1 1A1 5.911% 3/25/36                                                             708,312            706,203
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36                                  260,850            261,095
Nomura Asset Acceptance
     Series 2005-WF1 2A2 4.786% 3/25/35                                                            475,000            462,975
   ~ Series 2006-AF1 1A2 6.159% 5/25/36                                                            500,000            497,344
# Novastar NIM Series 2005-N1 Note 144A 4.777% 10/26/35                                            256,012            254,775
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                              58,644             57,453
Residential Accredit Loans
     Series 2002-QS17 CB1 6.00% 11/25/32                                                         1,059,125          1,046,218
     Series 2004-QS2 CB 5.75% 2/25/34                                                              164,484            159,396
     Series 2006-QS4 A2 6.00% 4/25/36                                                            2,174,523          2,163,313
Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31                                                              25,461             25,772
     Series 2004-SL4 A3 6.50% 7/25/32                                                              129,625            130,687
     Series 2005-SL1 A2 6.00% 5/25/32                                                              263,686            265,484
~ Structured Adjustable Rate Mortgage Loan Trust
     Series 2004-18 5A 5.50% 12/25/34                                                              122,960            119,386
     Series 2005-18 1A1 5.703% 9/25/35                                                             945,459            934,367
     Series 2005-18 9A1 5.25% 9/25/35                                                              834,373            823,307
     Series 2005-21 6A3 5.40% 11/25/35                                                           1,065,000          1,027,393
     Series 2005-3XS A2 5.573% 1/25/35                                                             534,755            535,176
     Series 2006-1 7A4 5.62% 2/25/36                                                             1,305,000          1,264,634
Structured Asset Securities
   ~ Series 2002-22H 1A 6.977% 11/25/32                                                             20,453             20,796
     Series 2004-5H A2 4.43% 12/25/33                                                              421,104            415,046
     Series 2004-12H 1A 6.00% 5/25/34                                                              186,984            183,127
     Series 2005-6 4A1 5.00% 5/25/35                                                               692,329            644,299
Washington Mutual
     Series 2002-S8 2A1 4.50% 1/25/18                                                              103,723            102,818
   ~ Series 2004-AR5 A6 3.847% 6/25/34                                                             555,000            527,349
   ~ Series 2004-AR9 A7 4.168% 8/25/34                                                             701,000            670,018
     Series 2004-CB2 4A 6.50% 8/25/34                                                              176,608            177,049
     Series 2004-CB3 1A 6.00% 10/25/34                                                             250,607            245,360
     Series 2004-CB3 4A 6.00% 10/25/19                                                             136,107            136,150
   ~ Series 2005-AR16 1A3 5.117% 12/25/35                                                        1,225,000          1,181,958
   ~ Series 2005-AR18 1A3A 5.275% 1/25/36                                                        2,200,000          2,143,900
   ~ Series 2006-AR2 1A1 5.328% 3/25/37                                                          1,939,464          1,909,531
   ~ Series 2006-AR7 1A 5.123% 7/25/46                                                             400,000            399,250

/ Washington Mutual Alternative Mortgage Pass Through Certificates
     Series 2005-1 5A2 6.00% 3/25/35                                                               135,138            132,728
     Series 2005-1 6A2 6.50% 3/25/35                                                                31,124             31,157
     Series 2005-9 3CB 5.50% 10/25/20                                                              548,982            542,191
     Series 2006-2 2CB 6.50% 3/25/36                                                               418,909            418,647
   ~ Series 2006-AR5 3A 5.083% 7/25/46                                                             395,000            394,753
Wells Fargo Mortgage Backed Securities Trust
   ~ Series 2004-I 1A1 3.383% 7/25/34                                                              218,300            218,123
   ~ Series 2004-T A1 3.455% 9/25/34                                                               308,605            309,207
     Series 2005-12 1A7 5.50% 11/25/35                                                             674,769            636,181
     Series 2005-17 1A1 5.50% 1/25/36                                                              575,019            546,268
     Series 2005-17 1A2 5.50% 1/25/36                                                              531,162            508,232
   ~ Series 2005-AR13 A1 5.313% 5/25/35                                                          1,689,000          1,620,930
   ~ Series 2005-AR16 4A2 4.993% 10/25/35                                                        1,610,000          1,557,272
     Series 2006-1 A3 5.00% 3/25/21                                                                733,828            699,659
     Series 2006-2 3A1 5.75% 3/25/36                                                               597,162            574,582
     Series 2006-3 A1 5.50% 3/25/36                                                              1,358,633          1,334,308
     Series 2006-6 1A3 5.75% 5/25/36                                                             1,580,557          1,562,389
   ~ Series 2006-AR2 2A5 5.093% 3/25/36                                                          4,253,997          4,169,629
   ~ Series 2006-AR4 1A1 5.87% 4/25/36                                                             843,079            831,731
   ~ Series 2006-AR4 2A1 5.793% 4/25/36                                                            565,498            554,522
   ~ Series 2006-AR5 2A1 5.55% 4/25/36                                                             363,956            360,200
                                                                                                                      _______

Total Non-Agency Collateralized Mortgage Obligations (cost $104,016,524)                                          102,497,606
                                                                                                                  ___________

Regional Agencies - 0.28% |

Australia - 0.28%
New South Wales Treasury
     6.00% 5/1/12                                                                   AUD            640,000            474,299
     7.00% 12/1/10                                                                  AUD            502,000            387,227
Queensland Treasury
     5.50% 5/14/10                                                                  AUD            528,000            386,860
     6.00% 7/14/09                                                                  AUD            500,000            372,724
                                                                                                                      _______

Total Regional Agencies (cost $1,661,277)                                                                           1,621,110
                                                                                                                    _________
Regional Authority - 0.17% |

Canada - 0.17%
Hydro Quebec
     9.40% 2/1/21                                                                   USD             35,000             47,386
     10.50% 10/15/21                                                                CAD            128,000            178,689
Ontario Province
     4.50% 3/8/15                                                                   CAD            218,000            190,324
     5.375% 12/2/12                                                                 CAD            201,000            186,390
Quebec Province 5.00% 12/1/15                                                       CAD            422,000            378,106
                                                                                                                      _______

Total Regional Authority (cost $979,488)                                                                              980,895
                                                                                                                      _______
\ Senior Secured Loans - 0.96%

Avis Capital Rental 6.35% 4/19/12                                                   USD            170,000            168,725
AWAS 2nd Lien 11.00% 3/21/13                                                                       544,700            546,061
Georgia Pacific Loan
     Tranche B 6.938% 12/20/12                                                                   1,197,000          1,197,000
     Tranche C 7.284% 12/23/13                                                                     800,000            809,000
Healthsouth 8.15% 3/10/13                                                                        1,500,000          1,503,750
United Airlines Bank Loan Tranche B
     6.472% 2/1/12                                                                               1,027,500          1,040,344
     8.75% 2/1/12                                                                                   62,500             63,281
Visteon 8.18% 6/13/13                                                                              300,000            300,750
                                                                                                                      _______

Total Senior Secured Loans (cost $5,629,849)                                                                        5,628,911
                                                                                                                    _________
Sovereign Agencies 0.59% |

France - 0.27%
Caisse d'Amortissement de la Dette Sociale 3.625% 4/25/16                           EUR          1,320,000          1,614,299
                                                                                                                    _________

                                                                                                                    1,614,299
                                                                                                                    _________
Japan - 0.32%
Development Bank of Japan 1.70% 9/20/22                                             JPY         91,000,000            742,136
Japan Finance Corporation for Municipal Enterprises 2.00% 5/9/16                    JPY        130,000,000          1,144,083
                                                                                                                    _________

                                                                                                                    1,886,219
                                                                                                                    _________

Total Sovereign Agencies (cost $3,550,788)                                                                          3,500,518
                                                                                                                    _________

Sovereign Debt - 6.10% |

Argentina - 0.10%
Republic of Argentina
   ` 1.33% 12/31/38                                                                 USD          1,687,000            611,200
   ~ 4.889% 8/3/12                                                                  USD                750                624
                                                                                                                          ___

                                                                                                                      611,824
                                                                                                                      _______
Austria - 0.37%
Republic of Austria
     5.25% 1/4/11                                                                   EUR            282,000            381,628
     9.00% 9/15/06                                                                  ISK        107,600,000          1,404,746
# Republic of Austria 144A 4.00% 9/15/16                                            EUR            291,000            369,302
                                                                                                                      _______

                                                                                                                    2,155,676
                                                                                                                    _________
Brazil - 0.91%
Federal Republic of Brazil
     6.00% 8/15/10                                                                  BRL          5,563,695          2,250,266
     8.00% 1/15/18                                                                  USD            504,000            532,980
     8.25% 1/20/34                                                                  USD            607,000            638,868
     8.75% 2/4/25                                                                   USD            830,000            912,999
     11.00% 8/17/40                                                                 USD            225,000            279,281
     12.50% 1/5/16                                                                  BRL            786,000            356,547
# Federal Republic of Brazil 144A 6.00% 8/15/10                                     BRL            989,192            400,084
                                                                                                                      _______

                                                                                                                    5,371,025
                                                                                                                    _________
Colombia - 0.32%
Republic of Colombia
     8.25% 12/22/14                                                                 USD            385,000            406,175
     8.375% 2/15/27                                                                 USD            385,000            388,850
     9.75% 4/9/11                                                                   USD            154,817            167,976
     10.50% 7/9/10                                                                  USD            220,000            248,600
     12.00% 10/22/15                                                                COP       1,605,000,00            700,467
                                                                                                                      _______

                                                                                                                    1,912,068
                                                                                                                    _________
Dominican Republic - 0.07%
# Dominican Republic 144A 8.625% 4/20/27                                            USD            423,000            423,000
                                                                                                                      _______

                                                                                                                      423,000
                                                                                                                      _______
El Salvador - 0.11%
Republic of El Salvador 7.65% 6/15/35                                               USD            670,000            649,900
                                                                                                                      _______

                                                                                                                      649,900
                                                                                                                      _______
France - 0.50%
France Government O.A.T.
     3.50% 4/25/15                                                                  EUR            654,000            803,444
     4.00% 4/25/55                                                                  EUR            487,000            582,569
French Treasury Note 2.75% 3/12/08                                                  EUR          1,260,000          1,590,627
                                                                                                                    _________

                                                                                                                    2,976,640
                                                                                                                    _________
Germany - 0.58%
Deutschland Republic
     4.75% 7/4/08                                                                   EUR          1,736,000          2,269,393
     6.25% 1/4/24                                                                   EUR            720,000          1,145,429
                                                                                                                    _________

                                                                                                                    3,414,822
                                                                                                                    _________
Indonesia - 0.07%
# Republic of Indonesia 144A 6.875% 3/9/17                                          USD            424,000            413,930
                                                                                                                      _______

                                                                                                                      413,930
                                                                                                                      _______
Japan - 0.19%
Japan Government 20 yr. Bond 2.30% 6/20/26                                          JPY        129,000,000          1,129,018
                                                                                                                    _________

                                                                                                                    1,129,018
                                                                                                                    _________
Malaysia - 0.19%
Malaysian Government
     3.756% 4/28/11                                                                 MYR          2,394,000            628,275
     7.00% 3/15/09                                                                  MYR          1,613,000            464,869
                                                                                                                      _______

                                                                                                                    1,093,144
                                                                                                                    _________
Mexico - 0.53%
Mexican Bonos
     9.00% 12/20/12                                                                 MXN         13,764,000          1,227,822
     10.00% 12/5/24                                                                 MXN          6,500,000            600,410
Mexican United States
     5.625% 1/15/17                                                                 USD            320,000            298,400
     6.375% 1/16/13                                                                 USD            725,000            728,625
     6.625% 3/3/15                                                                  USD            251,000            254,765
                                                                                                                      _______

                                                                                                                    3,110,022
                                                                                                                    _________

Netherlands - 0.10%
Netherlands Government 5.75% 2/15/07                                                EUR            449,000            582,841
                                                                                                                      _______

                                                                                                                      582,841
                                                                                                                      _______
Norway - 0.13%
Norwegian Government
     6.00% 5/16/11                                                                  NOK          2,241,000            388,869
     6.50% 5/15/13                                                                  NOK          2,098,000            381,033
                                                                                                                      _______

                                                                                                                      769,902
                                                                                                                      _______
Panama - 0.08%
Republic of Panama 7.125% 1/29/26                                                   USD            504,000            488,880
                                                                                                                      _______

                                                                                                                      488,880
                                                                                                                      _______
Peru - 0.11%
Republic of Peru 8.75% 11/21/33                                                     USD            580,000            648,150
                                                                                                                      _______

                                                                                                                      648,150
                                                                                                                      _______
Philippines - 0.30%
Republic of Philippines 8.25% 1/15/14                                               USD          1,215,000          1,266,638
# Republic of Philippines 144A 8.75% 10/7/16                                        USD            500,000            529,375
                                                                                                                      _______

                                                                                                                    1,796,013
                                                                                                                    _________
Poland - 0.16%
Poland Government
     6.00% 5/24/09                                                                  PLN            800,000            256,318
     6.00% 11/24/10                                                                 PLN          2,116,000            678,517
                                                                                                                      _______

                                                                                                                      934,835
                                                                                                                      _______
Russia - 0.00%
# Russian Paris Club Participation Note 144A 2.375% 8/20/20                         JPY            853,237              7,456
                                                                                                                        _____

                                                                                                                        7,456
                                                                                                                        _____
Slovakia - 0.07%
Republic of Slovakia 4.00% 3/26/21                                                  EUR            317,000            382,887
                                                                                                                      _______

                                                                                                                      382,887
                                                                                                                      _______
South Korea - 0.18%
Korea Monetary Stabilization Bond 4.83% 5/10/08                                     KRW       1,002,000,00          1,055,096
                                                                                                                    _________

                                                                                                                    1,055,096
                                                                                                                    _________
Sweden - 0.34%
Sweden Government
     1.00% 4/1/12                                                                   SEK          6,090,000            816,596
     5.00% 12/1/20                                                                  SEK          2,565,000            391,924
     5.50% 10/8/12                                                                  SEK          5,355,000            808,896
                                                                                                                      _______

                                                                                                                    2,017,416
                                                                                                                    _________
Turkey - 0.09%
Republic of Turkey
     7.25% 3/15/15                                                                  USD            342,000            322,763
     8.00% 2/14/34                                                                  USD            192,000            181,440
                                                                                                                      _______

                                                                                                                      504,203
                                                                                                                      _______
United Kingdom - 0.26%
U.K. Treasury
     4.75% 9/7/15                                                                   GBP            149,000            276,067
     5.00% 3/7/12                                                                   GBP            108,000            202,205
     5.75% 12/7/09                                                                  GBP            140,000            266,604
     8.00% 6/7/21                                                                   GBP            160,000            401,104
     9.00% 7/12/11                                                                  GBP            170,000            373,100
                                                                                                                      _______

                                                                                                                    1,519,080
                                                                                                                    _________
Uruguay - 0.05%
Republic of Uruguay 7.625% 3/21/36                                                  USD            338,000            305,890
                                                                                                                      _______

                                                                                                                      305,890
                                                                                                                      _______
Venezuela - 0.29%
Venezuela Government
     5.75% 2/26/16                                                                  USD          1,060,000            934,920
     6.00% 12/9/20                                                                  USD            877,000            754,834
                                                                                                                      _______

                                                                                                                    1,689,754
                                                                                                                    _________

Total Sovereign Debt (cost $36,872,254)                                                                            35,963,472
                                                                                                                   __________

Supranational Banks - 1.39%

Asia Development Bank 0.50% 10/9/12                                                 AUD            497,000            262,870
European Investment Bank
     1.40% 6/20/17                                                                  JPY        139,300,000          1,148,664
     3.625% 10/15/11                                                                EUR            308,000            388,022
     4.00% 10/15/37                                                                 EUR          1,295,000          1,514,611
     4.25% 12/7/10                                                                  GBP            396,000            710,265
     4.375% 7/8/15                                                                  GBP            664,000          1,171,049

Inter-American Development Bank 1.90% 7/8/09                                        JPY        129,000,000          1,154,723
^ International Bank for Reconstruction & Development 6.947% 8/20/07                NZD          3,298,000          1,859,205
                                                                                                                    _________

Total Supranational Banks (cost $8,449,818)                                                                         8,209,409
                                                                                                                    _________
U.S. Treasury Obligations - 12.86%

U.S. Treasury Bonds
     4.50% 2/15/36                                                                  USD            395,000            354,297
     5.375% 2/15/31                                                                                110,000            111,934
     6.00% 2/15/26                                                                               7,220,000          7,822,986
     6.25% 8/15/23                                                                                 310,000            341,993
     7.25% 5/15/16                                                                                 409,000            473,705
U.S. Treasury Inflation Index Notes
     2.375% 4/15/11                                                                                781,473            778,635
  oo 3.00% 7/15/12                                                                               2,067,083          2,129,258
     3.875% 1/15/09                                                                                442,192            458,152
U.S. Treasury Notes
     3.75% 3/31/07                                                                                 180,000            178,031
     4.00% 11/15/12                                                                              2,605,000          2,449,312
     4.25% 11/15/13                                                                              3,613,000          3,420,214
     4.50% 11/15/10                                                                             15,426,000         15,072,899
     4.50% 2/28/11                                                                              19,256,000         18,782,130
     4.50% 2/15/16                                                                               3,608,000          3,433,802
     4.875% 5/31/08                                                                                370,000            368,049
     4.875% 4/30/11                                                                              2,360,000          2,336,678
     4.875% 5/31/11                                                                              6,130,000          6,069,662
     4.875% 2/15/12                                                                                853,000            843,938
     5.125% 5/15/16                                                                              8,925,000          8,917,333
^ U.S. Treasury Strip 4.199% 11/15/13                                                            2,065,000          1,421,889
                                                                                                                    _________

Total U.S. Treasury Obligations (cost $76,210,610)                                                                 75,764,897
                                                                                                                   __________
                                                                                              Number of
                                                                                               Shares
Common Stock - 0.04%

B&G Foods                                                                                            2,925             47,414
+ Foster Wheeler                                                                                     1,044             45,101
+ Mirant                                                                                             5,254            140,807
                                                                                                                      _______

Total Common Stock (cost $165,505)                                                                                    233,322
                                                                                                                      _______
Preferred Stock - 0.04%

Arch Capital Group 8.00%                                                                             5,809            147,781
Nexen 7.35%                                                                                          3,225             80,722
                                                                                                                       ______

Total Preferred Stock (cost $231,880)                                                                                 228,503
                                                                                                                      _______
Warrant - 0.09%

+ Argentina GDP Linked, expiration date 12/15/35                                                 6,229,000            532,580
                                                                                                                      _______

Total Warrant (cost $474,835)                                                                                         532,580
                                                                                                                      _______
Currency Options Purchased - 0.00%

Put USD 1,530,000, Call JPY 160,650,000, expiration date 08/11/06                                                         153
                                                                                                                          ___

Total Put Option (cost $12,890)                                                                                           153
                                                                                                                          ___

                                                                                            Principal
                                                                                            Amount
                          Repurchase Agreements - 4.94%

With BNP Paribas 4.50% 7/3/06
(dated 6/30/06, to be repurchased at $15,314,741,
collateralized by $14,925,000 U.S. Treasury Notes
6.00% due 8/15/09, market value $15,630,234)                                        USD         15,309,000         15,309,000

With Cantor Fitzgerald 4.40% 7/3/06
(dated 6/30/06, to be repurchased at $3,938,444,
collateralized by $1,969,000 U.S. Treasury Notes
3.875% due 7/31/07, market value $1,972,021,
$1,969,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $1,911,792 and $133,000 U.S. Treasury Notes
6.50% due 10/15/06, market value $135,408)                                                       3,937,000          3,937,000

With UBS Warburg 4.35% 7/3/06 (dated 6/30/06, to be repurchased at $9,947,568, collateralized by $5,290,000 U.S. Treasury Notes 3.875% due 5/15/09, market value $5,135,085 and $4,922,000 U.S. Treasury Notes 4.875% due
5/15/09, market value $4,920,613)                                                                9,844,000          9,844,000
                                                                                                                    _________

Total Repurchase Agreements (cost $29,090,000)                                                                     29,090,000
                                                                                                                   __________

Total Market Value of Securities - 102.49%
     (cost $615,382,767)                                                                                          603,764,899

Liabilities Net of Receivables and Other Assets (See Notes) - (2.49%)                                             (14,651,455)
                                                                                                                   __________

Net Assets Applicable to 67,834,094 Shares Outstanding - 100.00%                                                 $589,113,444
                                                                                                                 ____________

o Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysia Ringgit
NOK - Norwegian Kroner
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
TRY - Turkish Lira
USD - United States Dollar

+ Non-income producing security for the period ended June 30, 2006.
++ Non-income producing security. Security is currently in default.
~ Variable rate security. The interest rate shown is the rate as of June 30, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
` Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at June 30, 2006.
# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equals $59,995,542, which represented 10.18% of the Fund's net assets. See Note 6 in "Notes."
} Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
= Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2006, the aggregate amount of fair valued securities equaled $752,122, which represented 0.13% of the Fund's net assets. See Note 1 in "Notes."
@ Illiquid security. At June 30, 2006, the aggregate amount of illiquid securities equaled $542,198, which represented 0.09% of the Fund's net assets. See Note 6 in "Notes."
oo Fully or partially pledged as collateral for financial futures contracts.
/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
\ Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
| Securities have been classified by country of origin.

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CPN - Interest Coupon Only
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
GDP - Gross Domestic Product
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association
NIM - Net Interest Margin
O.A.T - Obligation Assimilable au Tresor (Treasury
Security)
PIK - Pay-in-Kind
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To be announced
XLCA - Insured by XL Capital Assurance
yr - Year

The following foreign currency exchange contracts, futures contracts, and swap agreements were outstanding at June 30, 2006:

Foreign Currency Exchange Contracts (1)
                                                                                        Unrealized
                                                                                       Appreciation
Contracts to Receive (Deliver)          In Exchange For        Settlement Date        (Depreciation)
______________________________         _________________       _______________        ______________

    AUD        (921,000)               USD      673,850             8/1/06                $ (10,270)
    CAD         441,000                EUR     (315,498)            8/1/06                   (9,079)
    EUR         891,664                ISK  (85,416,050)           9/15/06                   37,848
    EUR       2,100,730                GBP   (1,439,000)            8/1/06                   30,261
    EUR         625,318                NOK   (4,918,000)            8/1/06                    9,748
    EUR         449,000                PLN   (1,808,214)            8/1/06                    5,903
    EUR         457,322                SEK   (4,242,000)            8/1/06                   (4,826)
    EUR      (1,915,000)               USD    2,405,381             8/1/06                  (49,785)
    ISK    (108,430,470)               USD    1,566,179            9/15/06                  158,809
    JPY     255,322,333                AUD   (3,011,800)            8/1/06                    5,162
    JPY     383,675,118                EUR   (2,655,060)            8/1/06                  (34,405)
    JPY     256,916,848                NZD   (3,657,700)            8/1/06                   31,973
    JPY    (201,629,000)               USD    1,761,856             8/1/06                   (8,920)
    JPY     166,808,000                USD   (1,443,975)            8/1/06                   20,992
    NZD      (2,165,000)               USD    1,342,798             8/1/06                   26,194
    TRY      (1,314,800)               USD      807,617             8/1/06                  (11,138)
                                                                                          _________

                                                                                          $ 198,467
                                                                                          =========

Futures Contracts (2)

          Contracts                  Notional        Notional                            Unrealized
           to Buy                      Cost            Value        Expiration Date     Depreciation
           ______                      ____            _____        _______________     ____________

155 U.S. Treasury 5 year Notes      $ 9,698,830     $ 9,647,063         9/30/06          $ (51,767)
 92 U.S. Treasury 10 year Notes      16,122,013      16,027,969         9/30/06            (94,044)
                                                                                         _________

                                                                                         $(145,811)
                                                                                         =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Swap Agreements (3)

                                                                                         Unrealized
Notional Amount          Expiration Date                  Description                   Depreciation
_______________          _______________          ___________________________           ____________

$2,275,000                   8/1/06               Agreement with State Street             $(24,200)
                                                  to receive the notional
                                                  amount multiplied by the
                                                  return on the Lehman
                                                  Brothers Commercial MBS
                                                  Index AAA and to pay the
                                                  notional amount multiplied
                                                  by the 3 month of BBA
                                                  LIBOR adjusted by a spread
                                                  of plus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund (as defined below) terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

(1) See Note 3 in "Notes."
(2) See Note 4 in "Notes."
(3) See Note 5 in "Notes."

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust-Optimum Fixed Income Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independence pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated valued are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of the daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund ware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such a month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $617,254,629
                                            ____________

Aggregate unrealized appreciation              1,325,672
Aggregate unrealized depreciation            (14,815,402)
                                              __________

Net unrealized depreciation                 $(13,489,730
                                            ____________

For federal income tax purposes, at March 31, 2006, capital loss carryforwards of $611,531 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Agreements

The Fund may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

6. Credit and Market Risks

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable municipal bonds.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund' limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)


Optimum International Fund
__________________________

June 30, 2006

                                                                                               Number of           Market
                                                                                               Shares          Value (U.S. $)
Common Stock- 97.64% |

Australia - 5.29%
Amcor                                                                                              234,104        $ 1,162,149
Coles Myer                                                                                         183,546          1,549,529
Foster's Group                                                                                     532,455          2,164,446
Macquarie Airports                                                                                 129,500            295,450
National Australia Bank                                                                            117,251          3,063,670
Promina Group                                                                                       39,700            165,807
Telstra                                                                                            573,620          1,568,731
Wesfarmers                                                                                          41,532          1,090,443
                                                                                                                    _________

                                                                                                                   11,060,225
                                                                                                                   __________
Austria - 0.51%
OMV                                                                                                  3,100            184,573
Voestalpine                                                                                          5,800            881,317
                                                                                                                      _______

                                                                                                                    1,065,890
                                                                                                                    _________
Belgium - 1.92%
Fortis Group                                                                                        31,100          1,058,902
Fortis Group (Amsterdam Exchange)                                                                   67,728          2,310,356
KBC Groep                                                                                            6,000            643,874
                                                                                                                      _______

                                                                                                                    4,013,132
                                                                                                                    _________
Brazil - 0.84%
Braskem Preferred Class A                                                                            7,800             47,825
Gerdau ADR                                                                                          14,550            216,941
Petroleo Brasiliero ADR                                                                             12,117          1,082,169
Unibanco ADR                                                                                         2,800            185,892
Usinas Siderurgicas de Minas Gerais Preferred Class A                                                6,300            225,862
                                                                                                                      _______

                                                                                                                    1,758,689
                                                                                                                    _________
Canada - 2.04%
Canadian Natural Resources                                                                          17,000            939,842
+ Celestica                                                                                         18,900            178,944
EnCana                                                                                               7,100            373,825
ING Canada                                                                                           7,900            399,812
Metro Class A                                                                                       15,600            415,711
Nexen                                                                                               13,200            743,712
Royal Bank of Canada                                                                                 5,200            211,093
Teck Cominco Class B                                                                                10,800            578,115
TELUS                                                                                               10,800            435,812
                                                                                                                      _______

                                                                                                                    4,276,866
                                                                                                                    _________
China - 0.16%
China Petroleum & Chemical                                                                         280,000            160,438
PetroChina                                                                                         170,000            181,683
                                                                                                                      _______

                                                                                                                      342,121
                                                                                                                      _______
Finland - 1.21%
Sampo Class A                                                                                       40,700            776,695
UPM-Kymmene                                                                                         81,400          1,754,333
                                                                                                                    _________

                                                                                                                    2,531,028
                                                                                                                    _________
France - 10.96%
+ Arkema                                                                                             2,153             84,018
Assurances Generales de France                                                                      11,700          1,380,511
BNP Paribas                                                                                         16,940          1,621,783
Carrefour                                                                                           26,893          1,576,781
Cie de Saint-Gobain                                                                                 30,728          2,197,018
Credit Agricole                                                                                     31,120          1,184,170
Renault                                                                                             30,185          3,243,082
Sanofi-Aventis                                                                                      19,398          1,893,080
Societe Generale                                                                                    27,681          4,071,619
+ Suez Strip                                                                                         9,260                118
Total                                                                                               86,136          5,668,363
                                                                                                                    _________

                                                                                                                   22,920,543
                                                                                                                   __________

Germany - 7.28%
Allianz                                                                                              5,000            789,494
Bayer                                                                                               63,962          2,943,545
Continental                                                                                         15,393          1,575,467
Deutsche Lufthansa                                                                                  60,400          1,114,784
E.ON                                                                                                13,700          1,577,069
+Epcos                                                                                              13,300            187,635
MAN                                                                                                 13,100            949,705
Muenchener Rueckversicherungs                                                                       10,000          1,367,049
RWE                                                                                                 49,529          4,124,089
TUI                                                                                                 30,200            599,110
                                                                                                                      _______

                                                                                                                   15,227,947
                                                                                                                   __________
Hong Kong - 2.04%
China Netcom Group                                                                                 162,500            284,565
Hong Kong Electric Holdings                                                                        312,500          1,414,373
Kerry Properties                                                                                    56,470            192,323
Orient Overseas International                                                                       48,000            173,984
Sino Land                                                                                          520,585            831,193
Wharf Holdings                                                                                     383,000          1,361,120
                                                                                                                    _________

                                                                                                                    4,257,558
                                                                                                                    _________
Hungary - 0.09%
Mol Magyar Olaj-es Gazipari GDR                                                                      1,890            193,725
                                                                                                                      _______

                                                                                                                      193,725
                                                                                                                      _______
Israel - 0.09%
+ Mizrahi Tefahot Bank                                                                              32,100            187,285
                                                                                                                      _______

                                                                                                                      187,285
                                                                                                                      _______
Italy - 3.90%
Banca Intesa                                                                                       597,727          3,501,514
Buzzi Unicem                                                                                        34,900            800,821
ENI                                                                                                 57,500          1,693,750
UniCredito Italiano                                                                                277,238          2,170,160
                                                                                                                    _________

                                                                                                                    8,166,245
                                                                                                                    _________
Japan - 20.96%
Canon                                                                                              106,350          5,213,874
Cosmo Oil                                                                                           28,000            126,016
East Japan Railway                                                                                      86            638,819
EDION                                                                                               31,600            626,864
Fanuc                                                                                                   99              8,894
Hitachi                                                                                            211,000          1,394,006
Honda Motor                                                                                         23,800            754,995
Isuzu Motors                                                                                       241,000            781,360
Itochu                                                                                             101,000            887,049
Japan Tobacco                                                                                          350          1,275,453
JFE Holdings                                                                                        44,800          1,898,803
Kao                                                                                                 36,000            942,236
KDDI                                                                                                   420          2,580,268
Kobe Steel                                                                                         166,000            519,340
Leopalace21                                                                                         15,395            531,419
Millea Holdings                                                                                         56          1,042,384
Mitsubishi                                                                                          39,000            778,773
Mitsubishi UFJ Financial Group                                                                          91          1,272,394
Mitsui & Company                                                                                    56,000            790,842
Mitsui Chemicals                                                                                   149,000            972,674
Mitsui OSK Lines                                                                                   142,000            965,446
Nintendo                                                                                               200             33,558
Nippon Mining Holdings                                                                             103,000            866,810
Nippon Telegraph & Telephone                                                                           241          1,181,517
Nissan Motor                                                                                        55,400            605,174
Oki Electric Industry                                                                              139,000            327,974
! ORIX                                                                                               6,390          1,560,784
Rengo                                                                                               25,000            188,980
Seiko Epson                                                                                         18,400            501,687
Sumitomo Heavy Industries                                                                          119,000          1,100,254
Sumitomo Metal Industries                                                                          145,000            598,095
Sumitomo Mitsui Financial Group                                                                        173          1,829,329
Takeda Pharmaceutical                                                                               52,300          3,254,183
Tokyo Electric Power                                                                                26,700            737,324
Tokyo Gas                                                                                          118,000            555,816
Toyota Motor                                                                                       110,000          5,758,106
West Japan Railway                                                                                     176            730,578
                                                                                                                      _______

                                                                                                                   43,832,078
                                                                                                                   __________

Luxembourg - 0.50%
Arcelor                                                                                             15,200            733,724
SES Global FDR                                                                                      22,500            320,882
                                                                                                                      _______

                                                                                                                    1,054,606
                                                                                                                    _________
Netherlands - 5.65%
ABN AMRO Holding                                                                                    33,106            905,743
European Aeronautic Defence & Space                                                                 43,840          1,259,412
ING Groep                                                                                          153,325          6,026,471
Koninklijke Philips Electronics                                                                     16,920            528,702
Reed Elsevier                                                                                      143,266          2,154,954
Royal KPN                                                                                           22,400            251,840
Wolters Kluwer                                                                                      28,900            682,735
                                                                                                                      _______

                                                                                                                   11,809,857
                                                                                                                   __________
New Zealand - 0.50%
Telecom of New Zealand                                                                             422,794          1,040,738
                                                                                                                    _________

                                                                                                                    1,040,738
                                                                                                                    _________
Philippines - 0.07%
Philippine Long Distance Telephone                                                                   4,200            144,937
                                                                                                                      _______

                                                                                                                      144,937
                                                                                                                      _______
Republic of Korea - 1.05%
Honam Petrochemical                                                                                  2,900            141,530
Hyundai Mobis                                                                                        1,730            146,430
Industrial Bank of Korea                                                                             9,740            164,266
Kookmin Bank                                                                                         2,700            221,987
POSCO                                                                                                1,200            321,913
POSCO ADR                                                                                           14,400            963,360
Samsung Electronics                                                                                    360            228,818
                                                                                                                      _______

                                                                                                                    2,188,304
                                                                                                                    _________
Singapore - 1.05%
+ Flextronics International                                                                         45,500            483,210
Jardine Matheson Holdings                                                                            4,400             77,440
Neptune Orient Lines                                                                                84,000             96,055
Oversea-Chinese Banking                                                                            370,800          1,546,122
                                                                                                                    _________

                                                                                                                    2,202,827
                                                                                                                    _________
South Africa - 0.69%
Sanlam                                                                                             121,610            245,762
Sasol                                                                                               25,350            971,603
Standard Bank Group                                                                                 11,200            120,195
Tiger Brands                                                                                         5,576            111,520
                                                                                                                      _______

                                                                                                                    1,449,080
                                                                                                                    _________
Spain - 4.83%
Banco Santander Central Hispano                                                                    143,518          2,096,332
Iberdrola                                                                                           84,209          2,900,564
Repsol YPF                                                                                          45,500          1,303,026
Telefonica                                                                                         227,797          3,793,555
                                                                                                                    _________

                                                                                                                   10,093,477
                                                                                                                   __________
Switzerland - 1.54%
Credit Suisse Group                                                                                 28,100          1,572,157
Novartis                                                                                             7,310            395,830
Xstrata                                                                                             33,220          1,256,900
                                                                                                                    _________

                                                                                                                    3,224,887
                                                                                                                    _________
Taiwan - 0.82%
Chunghwa Telecom ADR                                                                                50,200            927,194
HON HAI Precision Industry                                                                          36,000            222,380
Quanta Computer                                                                                    176,000            281,583
Taiwan Semiconductor Manufacturing                                                                 157,589            284,250
                                                                                                                      _______

                                                                                                                    1,715,407
                                                                                                                    _________
Thailand - 0.08%
PTT PCL                                                                                             27,800            164,816
                                                                                                                      _______

                                                                                                                      164,816
                                                                                                                      _______
United Kingdom - 23.57%
AstraZeneca                                                                                         32,900          1,985,220
Aviva                                                                                              167,571          2,373,686
BAE Systems                                                                                        133,300            911,452
Barclays                                                                                           121,300          1,378,410
BG Group                                                                                           213,518          2,854,752
BHP Billiton                                                                                        28,000            543,680
BOC Group                                                                                           17,631            515,797
Boots                                                                                              100,159          1,426,187
BP                                                                                                 356,837          4,160,549

Brambles Industries                                                                                 96,833            770,442
British American Tobacco                                                                            75,300          1,897,957
Compass Group                                                                                       65,712            318,985
Corus Group                                                                                         71,500            603,591
Enterprise Inns                                                                                     30,291            530,468
GKN                                                                                                181,424            916,749
GlaxoSmithKline                                                                                    119,981          3,352,529
HBOS                                                                                               276,230          4,801,691
Intercontinental Hotels                                                                             32,129            561,173
International Power                                                                                121,300            638,173
J Sainsbury                                                                                        142,400            880,191
Lloyds TSB Group                                                                                   347,481          3,412,096
Punch Taverns                                                                                       32,300            521,748
Rio Tinto                                                                                           18,500            978,438
Royal & Sun Alliance Insurance                                                                     196,443            488,601
Royal Bank of Scotland Group                                                                       139,347          4,584,260
Royal Dutch Shell Class A                                                                           92,654          3,116,789
SABMiller                                                                                           18,800            338,794
Unilever                                                                                           105,465          2,371,579
Vodafone Group                                                                                     971,800          2,071,159
                                                                                                                    _________

                                                                                                                   49,305,146
                                                                                                                   __________

Total Common Stock (cost $175,141,058)                                                                            204,227,414
                                                                                                                  ___________

                                                                                               Principal
                                                                                               Amount
Repurchase Agreements- 1.80%

With BNP Paribas 4.50% 7/3/06
(dated 6/30/06, to be repurchased at $1,986,745,
collateralized by $1,936,000 U.S. Treasury Notes
6.00% due 8/15/09, market value $2,027,793)                                                     $1,986,000          1,986,000

With Cantor Fitzgerald 4.40% 7/3/06
(dated 6/30/06, to be repurchased at $511,187,
collateralized by $255,000 U.S. Treasury Notes
3.875% due 7/31/07, market value $255,841,
$255,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $248,027 and $17,000 U.S. Treasury Notes                                              511,000
6.50% due 10/15/06, market value $17,567)                                                          511,000

With UBS Warburg 4.35% 7/3/06 (dated 6/30/06, to be repurchased at $1,277,463, collateralized by $686,000 U.S. Treasury Notes 3.875% due 5/15/09, market value
$666,202 and $639,000 U.S. Treasury Notes 4.875% due
5/15/09, market value $638,377)                                                                  1,277,000          1,277,000
                                                                                                                    _________

Total Repurchase Agreements (cost $3,774,000)                                                                       3,774,000
                                                                                                                    _________

Total Market Value of Securities - 99.44%
   (cost $178,915,058)                                                                                            208,001,414

Receivables and Other Assets Net of Liabilities (See Notes) - 0.56%                                                 1,169,625
                                                                                                                    _________

Net Assets Applicable to 15,712,398 Shares Outstanding - 100.00%                                                 $209,171,039
                                                                                                                 ____________
| Securities have been classified by country of origin.
+ Non-income producing security for the period ended June 30, 2006.
! Passive Foreign Investment Company

Summary of Abbreviations:
ADR - American Depositary Receipts
EUR - European Monetary Unit
FDR - Foreign Depositary Receipts
GBP - British Pounds Sterling
GDR - Global Depositary Receipts
HKD - Hong Kong Dollars
JPY - Japanese Yen
USD - U.S. Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2006:

Foreign Currency Exchange Contracts (1)

                                               Unrealized
                                                                                       Appreciation
Contracts to Receive (Deliver)          In Exchange For        Settlement Date        (Depreciation)
______________________________         _________________       _______________        ______________

EUR        90,652                        USD  (115,639)            7/03/06                  $
318
GBP    (2,154,000)                       USD 3,849,489             7/31/06
(136,626)
HKD       611,000                        USD   (78,659)            7/03/06
18
JPY   (19,337,143)                       USD   169,016             7/05/06                  _
(56)
 __

$(136,346)
=========

(1) See Note 3 in "Notes."

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust - Optimum International Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. For foreign equity securities, these changes are included in realized gain (loss) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                $179,073,961
                                                   ____________

Aggregate unrealized appreciation                    32,061,875
Aggregate unrealized depreciation                    (3,134,422)
                                                   ____________

Net unrealized appreciation                        $ 28,927,453
                                                   ____________

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Optimum Large Cap Growth Fund
_____________________________

June 30, 2006

                                                                                              Number of           Market
                                                                                              Shares           Value (U.S. $)
Common Stock - 95.60%

Basic Industry/Capital Goods - 8.57%
Air Products & Chemicals                                                                             7,321           $467,958
Archer-Daniels-Midland                                                                             123,235          5,087,141
BHP Billiton (Australia)                                                                           166,200          3,581,834
Caterpillar                                                                                        119,803          8,922,928
Cia Vale do Rio Doce ADR                                                                           109,884          2,641,611
Danaher                                                                                             79,900          5,139,168
Deere & Company                                                                                     61,727          5,153,587
General Electric                                                                                   342,650         11,293,745
Gramin                                                                                              16,000          1,687,040
Monsanto                                                                                            34,596          2,912,637
United Technologies                                                                                 71,963          4,563,893
                                                                                                                    _________

                                                                                                                   51,451,542
                                                                                                                   __________
Business Services - 2.71%
Accenture Limited Class A                                                                          166,200          4,706,784
+ Affiliated Computer Services Class A                                                              24,800          1,279,928
Automatic Data Processing                                                                           84,600          3,836,610
First Data                                                                                          40,200          1,810,608
Grupo Televisa GDR                                                                                  77,200          1,490,732
Rogers Communications                                                                               50,400          2,036,160
Sysco                                                                                               35,400          1,081,824
                                                                                                                    _________

                                                                                                                   16,242,646
                                                                                                                   __________
Consumer Durables - 2.88%
Harman International                                                                                23,200          1,980,584
KB HOME                                                                                             62,025          2,843,846
Lennar                                                                                             108,150          4,798,616
+ Toll Brothers                                                                                     42,702          1,091,890
Toyota Motor ADR                                                                                    62,589          6,546,184
                                                                                                                    _________

                                                                                                                   17,261,120
                                                                                                                   __________
Consumer Non-Durables - 11.57%
+ Amazon.com                                                                                        36,800          1,423,424
Best Buy                                                                                            18,750          1,028,250
Home Depot                                                                                         182,892          6,545,705
+Kohl's                                                                                             86,200          5,096,144
Lowe's                                                                                             145,575          8,832,035
NIKE                                                                                                33,200          2,689,200
PepsiCo                                                                                             46,550          2,794,862
PETsMART                                                                                            81,700          2,091,520
Procter & Gamble                                                                                   237,385         13,198,607
Reckitt Benckiser (United Kingdom)                                                                  36,500          1,362,777
+ Starbucks                                                                                        119,382          4,507,864
Target                                                                                             149,381          7,300,249
Wal-Mart de Mexico ADR                                                                              28,200            781,140
Wal-Mart Stores                                                                                    162,978          7,850,650
Walgreen                                                                                            88,295          3,959,148
                                                                                                                    _________

                                                                                                                   69,461,575
                                                                                                                   __________
Consumer Services - 7.91%
Carnival                                                                                            61,250          2,556,575
+ Comcast Class A                                                                                  247,217          8,093,885
+ eBay                                                                                              45,900          1,344,411
+ EchoStar Communications Class A                                                                   18,700            576,147
Four Seasons Hotels                                                                                 11,815            725,914
International Game Technology                                                                       36,650          1,390,501
+ Las Vegas Sands                                                                                   79,662          6,202,483
+ Liberty Media - Capital Class A                                                                   23,220          1,945,139
+ Liberty Media - Interactive Class A                                                               96,600          1,667,316
+ MGM MIRAGE                                                                                       178,634          7,288,267
Station Casinos                                                                                     14,692          1,000,231
Time Warner                                                                                         46,400            802,720
+ Univision Communications Class A                                                                  40,850          1,368,475
+ Viacom Class B                                                                                    70,300          2,519,552
+ Wynn Resorts                                                                                      72,762          5,333,455
Yum Brands                                                                                          93,148          4,682,550
                                                                                                                    _________

                                                                                                                   47,497,621
                                                                                                                   __________

Energy - 6.01%
Baker Hughes                                                                                        43,000          3,519,550
Exxon Mobil                                                                                         51,900          3,184,065
Halliburton                                                                                         91,845          6,815,817
Murphy Oil                                                                                          39,600          2,212,056
Peabody Energy                                                                                      80,293          4,476,335
Schlumberger                                                                                       187,502         12,208,255
Total (France)                                                                                      55,600          3,658,876
                                                                                                                    _________

                                                                                                                   36,074,954
                                                                                                                   __________
Finance - 18.76%
American Express                                                                                    93,000          4,949,460
American International Group                                                                        90,900          5,367,645
Anglo Irish Bank (Ireland)                                                                         144,800          2,259,007
+ CB Richard Ellis Group                                                                            42,957          1,069,629
Chicago Mercantile Exchange                                                                         12,321          6,051,459
Citigroup                                                                                          111,000          5,354,640
Countrywide Financial                                                                               53,000          2,018,240
+ E Trade Financial                                                                                 77,700          1,773,114
Erste Bank Der Oesterreichischen Sparkassen (Austria)                                               39,600          2,228,617
Franklin Resources                                                                                  19,300          1,675,433
Genworth Financial                                                                                 130,371          4,542,126
Goldman Sachs Group                                                                                 79,667         11,984,307
Hartford Financial Services Group                                                                   24,150          2,043,090
Legg Mason                                                                                          26,400          2,627,328
Lehman Brothers Holdings                                                                           133,174          8,676,286
Marsh & McLennan                                                                                    36,900            992,241
Merrill Lynch                                                                                       36,050          2,507,638
Northern Trust                                                                                      41,400          2,289,420
Progressive                                                                                         88,064          2,264,125
Prudential Financial                                                                                22,900          1,779,330
Schwab (Charles)                                                                                   131,600          2,102,968
SLM                                                                                                189,051         10,004,579
St. Joe                                                                                             38,443          1,789,137
State Street                                                                                        52,060          3,024,165
+ TD Ameritrade Holding                                                                             64,700            958,207
UBS                                                                                                103,378         11,340,567
UBS (Switzerland)                                                                                   58,700          6,433,929
UniCredito Italiano (Italy)                                                                        251,600          1,969,471
Wells Fargo                                                                                         37,157          2,492,492
                                                                                                                    _________

                                                                                                                  112,568,650
                                                                                                                  ___________
Health Care - 15.13%
Alcon                                                                                                6,600            650,430
+ Amgen                                                                                             66,380          4,329,967
+ Amylin Pharmaceuticals                                                                            95,917          4,735,422
Caremark Rx                                                                                        111,400          5,555,518
+ Genentech                                                                                        193,265         15,809,077
+ Genzyme                                                                                           48,530          2,962,757
+ Gilead Sciences                                                                                   37,460          2,216,134
+ Humana                                                                                            56,400          3,028,680
Johnson & Johnson                                                                                   25,600          1,533,952
+ Medco Health Solutions                                                                            31,800          1,821,504
Medtronic                                                                                           74,050          3,474,426
Novartis (Switzerland)                                                                              62,400          3,378,905
Pfizer                                                                                              49,700          1,166,459
Quest Diagnostics                                                                                   60,247          3,610,000
Roche Holding (Switzerland)                                                                         15,475          2,558,176
+ Sepracor                                                                                          30,400          1,737,056
+ St. Jude Medical                                                                                  40,900          1,325,978
Stryker                                                                                             35,800          1,507,538
UnitedHealth Group                                                                                 510,964         22,880,967
+ WellPoint                                                                                         38,800          2,823,476
Wyeth                                                                                               34,600          1,536,586
+ Zimmer Holdings                                                                                   38,300          2,172,376
                                                                                                                    _________

                                                                                                                   90,815,384
                                                                                                                   __________

Technology - 16.71%
+ Adobe Systems                                                                                     48,900          1,484,604
+ Amdocs                                                                                            63,800          2,335,080
America Movil ADR                                                                                  212,331          7,062,129
Analog Devices                                                                                      65,200          2,095,528
+ Apple Computer                                                                                    24,300          1,388,016
Applied Materials                                                                                  102,700          1,671,956
+ Cisco Systems                                                                                    264,203          5,159,885
+ Corning                                                                                          104,200          2,520,598
+ Crown Castle International                                                                        99,200          3,426,368
+ Dell                                                                                              73,500          1,794,135
+ EMC                                                                                              219,300          2,405,721
Ericsson LM Class B (Sweden)                                                                       852,400          2,818,928
General Dynamics                                                                                   159,490         10,440,215
+ Google Class A                                                                                     7,400          3,103,042
Intel                                                                                               94,500          1,790,775
+ Intuit                                                                                            33,400          2,017,026
+ Juniper Networks                                                                                 104,400          1,669,356
Lockheed Martin                                                                                     48,492          3,478,816
+ Marvell Technology Group                                                                          64,500          2,859,285
Maxim Integrated Products                                                                          101,650          3,263,982
Microsoft                                                                                          262,600          6,118,580
Motorola                                                                                           257,623          5,191,103
Nokia (Finland)                                                                                    128,900          2,631,318
+ Oracle                                                                                           147,500          2,137,275
QUALCOMM                                                                                           174,275          6,983,199
Samsung Electronics (Republic of Korea)                                                              2,092          1,329,684
TELUS                                                                                               38,700          1,562,706
TELUS (Canada)                                                                                      10,500            432,923
Texas Instruments                                                                                  171,889          5,206,518
Xilinx                                                                                              90,000          2,038,500
+ Yahoo                                                                                            118,300          3,903,900
                                                                                                                    _________

                                                                                                                  100,321,151
                                                                                                                  ___________
Transportation - 5.35%
Burlington Northern Santa Fe                                                                       126,300         10,009,275
FedEx                                                                                              111,853         13,071,142
Southwest Airlines                                                                                 120,300          1,969,311
Union Pacific                                                                                       76,013          7,066,168
                                                                                                                    _________

                                                                                                                   32,115,896
                                                                                                                   __________

Total Common Stock (cost $528,965,593)                                                                            573,810,539
                                                                                                                  ___________

                                                                                              Principal
                                                                                              Amount
Repurchase Agreements- 3.16%

With BNP Paribas 4.50% 7/3/06
(dated 6/30/06, to be repurchased at $9,987,744,
collateralized by $9,734,000 U.S. Treasury Notes
6.00% due 8/15/09, market value $10,193,771)                                                    $9,984,000          9,984,000

With Cantor Fitzgerald 4.40% 7/3/06
(dated 6/30/06, to be repurchased at $2,568,942,
collateralized by $1,284,000 U.S. Treasury Notes
3.875% due 7/31/07, market value $1,286,118,
$1,284,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $1,246,838 and $87,000 U.S. Treasury Notes                                          2,568,000
6.50% due 10/15/06, market value $88,311)                                                        2,568,000

With UBS Warburg 4.35% 7/3/06 (dated 6/30/06, to be repurchased at $6,422,327, collateralized by $3,450,000 U.S. Treasury Notes 3.875% due 5/15/09, market value $3,349,015 and $3,210,000 U.S. Treasury Notes 4.875% due
5/15/09, market value $3,209,139)                                                                6,420,000          6,420,000
                                                                                                                    _________

Total Repurchase Agreements (cost $18,972,000)                                                                     18,972,000
                                                                                                                   __________

Total Market Value of Securities - 98.76%
   (cost $547,937,593)                                                                                            592,782,539

Receivables and Other Assets Net of Liabilities (See Notes) - 1.24%                                                 7,433,056
                                                                                                                    _________

Net Assets Applicable to 54,792,420 Shares Outstanding - 100.00%                                                 $600,215,595
                                                                                                                 ____________

+ Non-income producing security for the period ended June 30, 2006. ADR - American Depositary Receipts

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Large Cap Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. For foreign equity securities, these changes are included in realized gain (loss) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2.  Investments

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $548,811,128
                                            ____________

Aggregate unrealized appreciation             61,984,308
Aggregate unrealized depreciation            (18,012,897)
                                            ____________

Net unrealized appreciation                 $ 43,971,411
                                            ____________

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Optimum Large Cap Value Fund
____________________________

June 30, 2006

                                                                                              Number of            Market
                                                                                              Shares           Value (U.S. $)
\ Common Stock - 97.09%

Consumer Discretionary - 10.44%
CBS Class B                                                                                         22,270           $602,404
Clear Channel Communications                                                                       163,890          5,072,396
+Comcast Class A                                                                                   167,700          5,490,498
Disney (Walt)                                                                                       37,990          1,139,700
Federated Department Stores                                                                        107,430          3,931,938
Gap                                                                                                163,420          2,843,508
General Motors                                                                                     175,500          5,228,145
Hasbro                                                                                              55,740          1,009,451
Home Depot                                                                                          29,650          1,061,174
Johnson Controls                                                                                    12,510          1,028,572
Masco                                                                                              199,790          5,921,776
Mattel                                                                                              95,300          1,573,403
McDonald's                                                                                          44,900          1,508,640
NIKE                                                                                                36,890          2,988,090
Reader's Digest Association Class A                                                                 40,300            562,588
Regal Entertainment Class A                                                                        354,900          7,211,567
+ Sears Holdings                                                                                    32,300          5,001,332
Sherwin-Williams                                                                                    19,960            947,701
Sony ADR                                                                                            54,700          2,408,988
Time Warner                                                                                        230,960          3,995,608
+ Viacom Class B                                                                                    45,180          1,619,251
                                                                                                                    _________

                                                                                                                   61,146,730
                                                                                                                   __________
Consumer Staples - 7.36%
Altria Group                                                                                       140,150         10,291,214
Archer-Daniels-Midland                                                                              25,690          1,060,483
Diageo (United Kingdom)                                                                            176,336          2,965,783
Flowers Foods                                                                                        8,540            244,586
Kellogg                                                                                             91,490          4,430,861
Kimberly-Clark                                                                                      80,350          4,957,595
Kraft Foods Class A                                                                                179,650          5,551,185
Nestle (Switzerland)                                                                                 5,662          1,778,421
PepsiCo                                                                                             23,710          1,423,548
Sara Lee                                                                                           418,770          6,708,695
Unilever                                                                                           164,280          3,704,514
                                                                                                                    _________

                                                                                                                   43,116,885
                                                                                                                   __________
Energy - 8.34%
Apache                                                                                              33,710          2,300,708
BP ADR                                                                                              46,420          3,231,296
Chevron                                                                                            105,222          6,530,077
ConocoPhillips                                                                                     232,780         15,254,073
Devon Energy                                                                                        36,150          2,183,822
EOG Resources                                                                                       29,930          2,075,346
Exxon Mobil                                                                                        106,630          6,541,751
Hess                                                                                                59,700          3,155,145
Noble                                                                                                8,150            606,523
Total ADR                                                                                          106,310          6,965,431
Williams                                                                                               240              5,606
                                                                                                                        _____

                                                                                                                   48,849,778
                                                                                                                   __________
Financials - 25.52%
Allstate                                                                                           168,920          9,244,992
American Express                                                                                    50,930          2,710,495
American International Group                                                                        82,800          4,889,340
Bank of America                                                                                    266,873         12,836,591
Bank of New York                                                                                    86,520          2,785,944
Capital One Financial                                                                               48,900          4,178,505
CapitalSource                                                                                      107,000          2,510,220
Chubb                                                                                              147,240          7,347,276
Citigroup                                                                                          367,010         17,704,562

Crescent Real Estate                                                                               192,400          3,570,944
Fannie Mae                                                                                         176,760          8,502,156
Franklin Resources                                                                                  15,450          1,341,215
Freddie Mac                                                                                         22,270          1,269,613
Genworth Financial                                                                                  80,940          2,819,950
Goldman Sachs Group                                                                                 60,460          9,094,998
Hartford Financial Services Group                                                                   36,740          3,108,204
JPMorgan Chase                                                                                     237,207          9,962,694
Lehman Brothers Holdings                                                                            32,800          2,136,920
Mellon Financial                                                                                    67,700          2,330,911
Merrill Lynch                                                                                      136,570          9,499,809
MetLife                                                                                            158,190          8,100,910
PNC Financial Services Group                                                                        60,120          4,218,620
St. Paul Travelers                                                                                 173,413          7,730,752
SunTrust Banks                                                                                      82,390          6,283,061
UBS (Switzerland)                                                                                   31,969          3,504,025
+ WellPoint                                                                                         23,900          1,739,203
                                                                                                                    _________

                                                                                                                  149,421,910
                                                                                                                  ___________
Health Care - 9.36%
Abbott Laboratories                                                                                 45,010          1,962,886
Aetna                                                                                               69,500          2,775,135
Baxter International                                                                                14,320            526,403
+ Boston Scientific                                                                                165,600          2,788,704
Cigna                                                                                               13,250          1,305,258
HCA                                                                                                113,700          4,906,155
Johnson & Johnson                                                                                  130,780          7,836,338
Lilly (Eli)                                                                                         31,550          1,743,769
Merck & Co                                                                                         130,670          4,760,308
Pfizer                                                                                             213,800          5,017,886
Schering-Plough                                                                                    186,600          3,550,998
+ Tenet Healthcare                                                                                 363,100          2,534,438
+ Watson Pharmaceuticals                                                                           181,200          4,218,336
Wyeth                                                                                              244,140         10,842,256
                                                                                                                   __________

                                                                                                                   54,768,870
                                                                                                                   __________
Industrials - 10.25%
Burlington Northern Santa Fe                                                                        50,900          4,033,825
Con-way                                                                                             44,010          2,549,499
Cooper Industries                                                                                   26,700          2,480,964
CSX                                                                                                 98,900          6,966,516
Deere & Co.                                                                                         80,605          6,729,711
Finning International (Canada)                                                                       8,100            269,903
Grainger (W.W.)                                                                                     24,680          1,856,676
Honeywell International                                                                             51,500          2,075,450
Illinois Tool Works                                                                                 28,060          1,332,850
Lockheed Martin                                                                                    122,750          8,806,086
+ Nalco Holding                                                                                     35,340            623,044
Norfolk Southern                                                                                    19,270          1,025,549
Northrop Grumman                                                                                   105,200          6,739,112
Tyco International                                                                                  24,770            681,175
Union Pacific                                                                                       36,200          3,365,152
United Technologies                                                                                 83,640          5,304,449
Waste Management                                                                                   143,900          5,163,132
                                                                                                                    _________

                                                                                                                   60,003,093
                                                                                                                   __________
Information Technology - 5.75%
Accenture Limited Class A                                                                          117,040          3,314,573
Analog Devices                                                                                      30,620            984,127
+ Cisco Systems                                                                                     70,220          1,371,397
+ Dell                                                                                              57,150          1,395,032
Electronic Data Systems                                                                            227,900          5,483,274
Hewlett-Packard                                                                                    201,520          6,384,153
Intel                                                                                              382,760          7,253,301
International Business Machines                                                                     24,900          1,912,818
+ Lucent Technologies                                                                            1,226,600          2,968,372
+ Oracle                                                                                           136,610          1,979,479
+ Symantec                                                                                          38,920            604,817
                                                                                                                      _______

                                                                                                                   33,651,343
                                                                                                                   __________
Materials - 7.57%
Air Products & Chemicals                                                                            83,140          5,314,309
Bowater                                                                                              8,530            194,058

Dow Chemical                                                                                        58,500          2,283,255
duPont (E.I.) deNemours                                                                            192,390          8,003,424
International Paper                                                                                 48,560          1,568,488
MeadWestvaco                                                                                       205,500          5,739,615
Packaging Corp America                                                                             387,600          8,534,952
PPG Industries                                                                                      64,700          4,270,200
Praxair                                                                                             32,710          1,766,340
+ Smurfit-Stone Container                                                                           53,000            579,820
Syngenta (Switzerland)                                                                              21,870          2,906,936
United States Steel                                                                                 45,200          3,169,424
                                                                                                                    _________

                                                                                                                   44,330,821
                                                                                                                   __________
Telecommunications - 8.45%
ALLTEL                                                                                              90,900          5,802,147
AT&T                                                                                               308,600          8,606,854
BCE                                                                                                239,000          5,652,350
+ Embarq                                                                                            30,566          1,252,900
Nokia ADR                                                                                          435,500          8,823,230
+ Qwest Communications International                                                               640,900          5,184,881
Sprint Nextel                                                                                      317,390          6,344,626
Verizon Communications                                                                             126,930          4,250,886
Vodafone Group (United Kingdom)                                                                  1,654,400          3,525,958
                                                                                                                    _________

                                                                                                                   49,443,832
                                                                                                                   __________
Utilities - 4.05%
American Electric Power                                                                            165,030          5,652,277
Dominion Resources                                                                                  92,840          6,943,503
Entergy                                                                                             15,880          1,123,510
Exelon                                                                                              19,830          1,126,939
FPL Group                                                                                           95,560          3,954,273
PPL                                                                                                 51,610          1,667,003
Public Service Enterprise Group                                                                     24,790          1,639,115
TXU                                                                                                 26,620          1,591,610
                                                                                                                    _________

                                                                                                                   23,698,230
                                                                                                                   __________

Total Common Stock (cost $536,732,146)                                                                            568,431,492
                                                                                                                  ___________

                                                                                              Principal
                                                                                              Amount
Repurchase Agreements- 2.97%

With BNP Paribas 4.50% 7/3/06
(dated 6/30/06, to be repurchased at $9,152,431,
collateralized by $8,920,000 U.S. Treasury Notes
6.00% due 8/15/09, market value $9,341,066)                                                     $9,149,000          9,149,000

With Cantor Fitzgerald 4.40% 7/3/06
(dated 6/30/06, to be repurchased at $2,353,863,
collateralized by $1,177,000 U.S. Treasury Notes
3.875% due 7/31/07, market value $1,178,535,
$1,177,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $1,142,541 and $80,000 U.S. Treasury Notes
6.50% due 10/15/06, market value $80,924)                                                        2,353,000
                                                                                                 2,353,000

With UBS Warburg 4.35% 7/3/06
(dated 6/30/06, to be repurchased at $5,885,133,
collateralized by $3,161,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $3,068,871
and $2,941,000 U.S. Treasury Notes 4.875% due
5/15/09, market value $2,940,696)                                                                5,883,000          5,883,000
                                                                                                                    _________

Total Repurchase Agreements (cost $17,385,000)                                                                     17,385,000
                                                                                                                   __________

Total Market Value of Securities - 100.06%
   (cost $554,117,146)                                                                                            585,816,492

Liabilities Net of Receivables and Other Assets (See Notes) - (0.06%)                                                (369,151)
                                                                                                                      _______

Net Assets Applicable to 52,235,816 Shares Outstanding - 100.00%                                                 $585,447,341
                                                                                                                 ____________

+ Non-income producing security for the period ended June 30, 2006.
\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
ADR - American Depositary Receipts

Summary of Abbreviations:

CHF - Swiss Francs
GBP - British Pound Sterling

The following foreign currency exchange contracts were outstanding at June 30, 2006:

Foreign Currency Exchange Contracts (1)

                                                                                        Unrealized
                                                                                       Appreciation
Contracts to Receive (Deliver)          In Exchange For        Settlement Date        (Depreciation)
______________________________         _________________       _______________        ______________

CHF   72,807                             USD (58,810)              7/03/06                $   751
GBP (295,798)                            USD 541,155               7/05/06                 (5,889)
                                                                                          _______

                                                                                          $(5,138)
                                                                                          =======
(1) See Note 3 in "Notes."

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Large Cap Value Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. For foreign equity securities, these changes are included in realized gain (loss) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2.  Investments

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $555,325,950
                                            ____________

Aggregate unrealized appreciation             46,876,490
Aggregate unrealized depreciation            (16,385,948)
                                            ____________

Net unrealized appreciation                 $ 30,490,542
                                            ____________

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or dispositions by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Optimum Small Cap Growth Fund
_____________________________

June 30, 2006

                                                                                              Number of          Market
                                                                                              Shares             Value
Common Stock - 95.05%

Basic Industry/Capital Goods - 16.06%
+ A.S.V.                                                                                            34,782         $  801,377
+ Atwood Oceanics                                                                                   22,500          1,116,000
Bucyrus International Class A                                                                        8,950            451,975
+ Ceradyne                                                                                          33,991          1,682,215
Charles & Colvard                                                                                   20,070            211,337
Donaldson                                                                                           29,000            982,230
Florida Rock Industries                                                                              7,500            372,525
+ Genlyte Group                                                                                     22,000          1,593,460
+ Intermec                                                                                          14,000            321,160
Kaydon                                                                                              10,000            373,100
+ Ladish                                                                                            12,800            479,616
+ Mettler-Toledo International                                                                      20,000          1,211,400
Mine Safety Appliances                                                                               8,000            321,600
Nordson                                                                                             31,000          1,524,580
Pentair                                                                                             33,400          1,141,946
+ Pride International                                                                               32,000            999,360
+ Quanta Services                                                                                   50,000            866,500
+ Rogers                                                                                             4,700            264,798
Scotts Miracle-Gro                                                                                  26,800          1,134,176
Spartech                                                                                            47,000          1,062,200
+ TurboChef Technologies                                                                            35,832            398,452
+ Waste Connections                                                                                 27,300            993,720
+ Zoltek                                                                                            14,700            439,383
                                                                                                                      _______

                                                                                                                   18,743,110
                                                                                                                   __________
Business Services - 11.39%
American Ecology                                                                                    21,800            577,700
+ Answerthink                                                                                       42,800            172,484
+ aQuantive                                                                                         41,770          1,058,034
+ Ceridian                                                                                          50,000          1,222,000
+ Concur Technologies                                                                               82,700          1,279,369
+ CRA International                                                                                  9,388            423,774
+ Discovery Holding                                                                                 90,000          1,316,700
+ Essex                                                                                             25,800            475,236
+ Gemstar-TV Guide International                                                                   340,000          1,196,800
+ LECG                                                                                              25,577            472,407
+ Navigant Consulting                                                                               29,500            668,175
+ SkillSoft ADR                                                                                     75,000            459,000
+ SSA Global Technologies                                                                           90,000          1,744,201
+ Stamps.com                                                                                        14,112            392,596
Talx                                                                                                15,432            337,498
+ ValueClick                                                                                        73,515          1,128,455
+ WebSideStory                                                                                      30,400            370,880
                                                                                                                      _______

                                                                                                                   13,295,309
                                                                                                                   __________
Consumer Durables - 0.76%
+ Desarrolladora Homex ADR                                                                          13,758            451,400
Polaris Industries                                                                                  10,000            433,000
                                                                                                                      _______

                                                                                                                      884,400
                                                                                                                      _______
Consumer Non-Durables - 8.45%
Abercrombie & Fitch Class A                                                                         22,200          1,230,546
+ Carter's                                                                                          49,000          1,295,070
+ Central European Distribution                                                                     26,550            667,998
+ Chico's FAS                                                                                       25,000            674,500
Christopher & Banks                                                                                  7,950            230,550
+ Citi Trends                                                                                        5,500            234,795
+ CROCS                                                                                             12,400            311,860
+ Directed Electronics                                                                              13,800            181,056
+ Iconix Brand Group                                                                                20,200            330,068
+ J Crew Group                                                                                      29,050            797,423

Oxford Industries                                                                                   31,000          1,221,710
+ Parlux Fragrances                                                                                  7,896             76,512
+ PETCO Animal Supplies                                                                             36,300            741,609
+ Restoration Hardware                                                                              25,500            183,090
+ Steven Madden                                                                                      8,250            244,365
+ True Religion Apparel                                                                             40,000            708,000
+ Volcom                                                                                            16,000            511,840
+ Zumiez                                                                                             5,900            221,663
                                                                                                                      _______

                                                                                                                    9,862,655
                                                                                                                    _________
Consumer Services - 8.38%
Central Parking                                                                                     45,000            720,000
Ctrip.Com International ADR                                                                          9,434            481,606
+ Entravision Communications                                                                       120,000          1,028,400
+ Focus Media Holding ADR                                                                           27,000          1,759,320
+ HealthExtras                                                                                      20,900            631,598
International Speedway Class A                                                                      15,500            718,735
+ inVentiv Health                                                                                   19,569            563,196
+ ITT Educational Services                                                                          10,000            658,100
+ Kenexa                                                                                            16,100            512,785
+ Kerzner International                                                                              3,300            261,624
+ Lions Gate Entertainment                                                                          85,000            726,750
+ Salem Communications Class A                                                                      45,000            585,450
+ Shuffle Master                                                                                    12,600            413,028
+ Sonic                                                                                             13,500            280,665
+ Spanish Broadcasting Systems Class A                                                              36,400            186,004
Speedway Motorsports                                                                                 6,800            256,632
                                                                                                                      _______

                                                                                                                    9,783,893
                                                                                                                    _________
Energy - 7.71%
+ ATP Oil & Gas                                                                                     15,589            653,647
+ Bronco Drilling                                                                                   27,100            566,119
+ Carrizo Oil & Gas                                                                                 39,750          1,244,573
+ Dril-Quip                                                                                         11,300            931,572
+ FMC Technologies                                                                                  21,000          1,416,659
+ Hercules Offshore                                                                                 15,000            525,000
Lufkin Industries                                                                                    9,000            534,870
+ PetroHawk Energy                                                                                  45,700            575,820
+ Pioneer Drilling                                                                                  27,400            423,056
+ Quicksilver Resources                                                                             11,400            419,634
+ Veritas DGC                                                                                       12,353            637,168
Western Gas Resources                                                                               17,800          1,065,330
                                                                                                                    _________

                                                                                                                    8,993,448
                                                                                                                    _________
Financials - 2.58%
+ AmeriCredit                                                                                       19,500            544,440
+ Eastern Insurance Holdings                                                                           200              2,560
+ Euronet Worldwide                                                                                 14,757            566,226
HCC Insurance Holdings                                                                              28,050            825,792
+ Markel                                                                                               500            173,500
TCF Financial                                                                                        8,400            222,180
+ TradeStation Group                                                                                29,300            371,231
+ World Acceptance                                                                                   8,500            301,920
                                                                                                                      _______

                                                                                                                    3,007,849
                                                                                                                    _________
Health Care - 13.74%
+ Abaxis                                                                                            13,000            290,810
+ Adams Respiratory Therapeutics                                                                    19,200            856,704
+ Adeza Biomedical                                                                                  21,055            295,191
+ Allscripts Healthcare Solutions                                                                   11,300            198,315
+ American Science & Engineering                                                                     3,266            189,167
+ Arthrocare                                                                                        17,285            726,143
+ Aspect Medical Systems                                                                            13,710            239,102
+ Aspreva Pharmaceuticals                                                                           38,500          1,044,890
+ Centene                                                                                           16,396            385,798
+ Edwards Lifesciences                                                                               6,000            272,580
+ Exelixis                                                                                          47,000            472,350
+ HealthSpring                                                                                      28,400            532,500
+ Healthways                                                                                         8,972            472,286
+ InterMune                                                                                         18,000            296,100
+ IntraLase                                                                                         24,915            417,077
+ Kos Pharmaceuticals                                                                               10,511            395,424
+ Kyphon                                                                                            19,519            748,749
+ La Jolla Pharmaceutical                                                                           25,000             91,750

LCA-Vision                                                                                          39,901          2,111,161
+ Ligand Pharmaceuticals Class B                                                                    30,000            253,500
+ Lincare Holdings                                                                                  16,000            605,440
+ Merge Technologies                                                                                 4,088             50,323
+ Momenta Pharmaceuticals                                                                           10,000            127,100
+ Natus Medical                                                                                     11,900            117,691
+ NightHawk Radiology Holdings                                                                      14,300            256,542
+ Palomar Medical Technologies                                                                      10,300            469,989
+ PRA International                                                                                 22,500            501,075
+ Prestige Brands Holdings                                                                          25,000            249,250
+ Quidel                                                                                             3,725             35,388
+ Salix Pharmaceuticals                                                                             29,568            363,686
+ Sciele Pharma                                                                                     21,945            508,905
+ Serologicals                                                                                      33,000          1,037,520
+ Syneron Medical                                                                                   22,312            465,875
+ United Surgical Partners International                                                            25,000            751,750
+ Visicu                                                                                               500              8,825
+ Vital Images                                                                                       7,800            192,660
                                                                                                                      _______

                                                                                                                   16,031,616
                                                                                                                   __________
Real Estate - 1.13%
DiamondRock Hospitality                                                                             47,000            696,070
Kite Realty Group Trust                                                                             40,000            623,600
                                                                                                                      _______

                                                                                                                    1,319,670
                                                                                                                    _________
Technology - 23.70%
ALLTEL                                                                                               4,422            282,256
+ American Tower Class A                                                                            44,400          1,381,728
Amphenol Class A                                                                                    10,000            559,600
+ ANADIGICS                                                                                         27,600            185,472
+ AudioCodes                                                                                        11,761            128,195
+ Aviall                                                                                            17,000            807,840
+ Avid Technology                                                                                   39,800          1,326,534
+ Carrier Access                                                                                    18,700            154,649
+ CNET Networks                                                                                     90,000            718,200
+ Crown Castle International                                                                        18,400            635,536
CTS                                                                                                 26,000            387,140
Daktronics                                                                                          11,900            343,553
+ DealerTrack Holdings                                                                              21,300            470,943
+ Dobson Communications Class A                                                                     92,000            711,160
+ Entegris                                                                                          70,000            667,100
+ ESCO Technologies                                                                                 21,200          1,133,140
+ FalconStor Software                                                                               30,200            210,494
+ Glenayre Technologies                                                                             70,423            185,917
+ Gmarket ADR                                                                                       16,800            258,216
+ Ikanos Communications                                                                             16,100            244,559
+# Indus International                                                                              80,000            228,800
+ Integrated Device Technology                                                                      47,000            666,460
+ Intermagnetics General                                                                            42,000          1,133,160
+ IXYS                                                                                              20,000            192,000
+ Jupitermedia                                                                                      27,557            358,241
+ Kronos                                                                                            25,000            905,250
+ MRO Software                                                                                       6,100            122,427
+ Neoware                                                                                           17,800            218,762
+ Nice Systems ADR                                                                                  44,000          1,238,160
+ Novell                                                                                           140,400            930,852
+ Online Resources                                                                                  28,610            295,827
+ Open Solutions                                                                                     4,600            122,406
+ Openwave Systems                                                                                  33,304            384,328
+ Oplink Communications                                                                             25,000            457,750
+ Optimal Group Class A                                                                             15,300            206,703
+ Parametric Technology                                                                             30,000            381,300
+ PDF Solutions                                                                                     15,257            189,339
+ Redback Networks                                                                                  20,700            379,638
+ Retalix                                                                                            7,300            162,863
+ RightNow Technologies                                                                             17,934            299,139
+ SeaChange International                                                                            9,300             64,728
+ Sierra Wireless                                                                                   24,500            441,980
+ Stratex Networks                                                                                  27,300             92,547
+ Supertex                                                                                          11,500            459,310
Symbol Technologies                                                                                 80,000            863,200
+ Symmetricom                                                                                       25,000            176,750

+ Tellabs                                                                                           70,000            931,700
+ Tessera Technologies                                                                              14,563            400,483
+ Time Warner Telecom Class A                                                                      129,000          1,915,649
+ Trident Microsystems                                                                              47,800            907,244
+ Vasco Data Security International                                                                 47,100            393,285
+ WebMethods                                                                                        67,746            668,653
+ Zhone Technologies                                                                                52,300            106,692
+ Zoran                                                                                             23,400            569,556
                                                                                                                      _______

                                                                                                                   27,657,414
                                                                                                                   __________
Transportation - 0.67%
Heartland Express                                                                                   44,000            787,160
                                                                                                                      _______

                                                                                                                      787,160
                                                                                                                      _______
Utilities - 0.48%
Northeast Utilities                                                                                 27,000            558,090
                                                                                                                      _______

                                                                                                                      558,090
                                                                                                                      _______

Total Common Stock (cost $95,586,100)                                                                             110,924,614
                                                                                                                  ___________

                                                                                              Principal
                                                                                              Amount
                          Repurchase Agreements - 5.62%

With BNP Paribas 4.50% 7/3/06
(dated 6/30/06, to be repurchased at $3,451,294,
collateralized by $3,363,000 U.S. Treasury Notes
6.00% due 8/15/09, market value $3,522,041)                                                     $3,450,000          3,450,000

With Cantor Fitzgerald 4.40% 7/3/06
(dated 6/30/06, to be repurchased at $887,325,
collateralized by $444,000 U.S. Treasury Notes
3.875% due 7/31/07, market value $444,366,
444,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $430,794 and $30,000 U.S. Treasury Notes
6.50% due 10/15/06, market value $30,512)                                                          887,000           887,000

With UBS Warburg 4.35% 7/3/06
(dated 6/30/06, to be repurchased at $2,218,804,
collateralized by $1,192,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $1,157,115
and $1,109,000 U.S. Treasury Notes 4.875% due
5/15/09, market value $1,108,787)                                                                2,218,000          2,218,000
                                                                                                                    _________

Total Repurchase Agreements (cost $6,555,000)                                                                       6,555,000
                                                                                                                    _________

Total Market Value of Securities - 100.67%
   (cost $102,141,100)                                                                                            117,479,614

Liabilities Net of Receivables and Other Assets (See Notes) - (0.67%)                                                (786,478)
                                                                                                                      _______

Net Assets Applicable to 8,805,616 Shares Outstanding - 100.00%                                                  $116,693,136
                                                                                                                 ____________

+ Non-income producing security for the period ended June 30, 2006.
# Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2006, the aggregate amount of the restricted security equaled $228,800 or 0.20% of the Fund's net assets. See
Note 3 in "Notes."

ADR - American Depositary Receipts
________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust-Optimum Small Cap Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of the daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such a month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $102,166,030
                                            ____________

Aggregate unrealized appreciation             21,753,363
Aggregate unrealized depreciation             (6,439,779)
                                               _________

Net unrealized appreciation                 $ 15,313,584
                                            ____________

3. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Optimum Small Cap Value Fund
____________________________

June 30, 2006

                                                                                              Number of          Market
                                                                                              Shares             Value
Common Stock - 95.74%

Basic Industry - 17.28%
Agrium                                                                                              46,900        $ 1,089,018
+ Aleris International                                                                              26,000          1,192,100
+ Algoma Steel                                                                                      10,100            318,908
AMETEK                                                                                               7,000            331,660
Ashland                                                                                             16,000          1,067,200
Cabot                                                                                                7,500            258,900
Cambrex                                                                                             38,000            791,540
CF Industries Holdings                                                                             120,200          1,714,052
Chemtura                                                                                            96,000            896,640
Crane                                                                                               19,500            811,200
Cytec Industries                                                                                    28,000          1,502,480
ElkCorp                                                                                             27,000            749,790
FMC                                                                                                 14,500            933,655
+ GrafTech International                                                                            30,000            174,000
+ Hercules                                                                                         147,140          2,245,357
+ International Coal Group                                                                          20,675            148,653
Lubrizol                                                                                            12,900            514,065
+ Lydall                                                                                            43,000            396,460
+ Material Sciences                                                                                 47,000            424,410
Novelis                                                                                             20,000            431,600
+ Pioneer Companies                                                                                 32,100            875,688
Sensient Technologies                                                                               13,100            273,921
Sonoco Products                                                                                     18,000            569,700
St. Joe                                                                                              7,000            325,780
Tronox Class A                                                                                      10,800            140,184
+ Westmoreland Coal                                                                                  5,150            122,158
                                                                                                                      _______

                                                                                                                   18,299,119
                                                                                                                   __________
Business Services - 10.18%
Bowne & Company                                                                                     81,900          1,171,170
Courier                                                                                              6,883            275,458
Donnelley (R.R.) & Sons                                                                             22,000            702,900
Ennis                                                                                               15,090            296,971
IKON Office Solutions                                                                               94,100          1,185,660
Kelly Services                                                                                      66,100          1,795,936
+ Live Nation                                                                                       26,900            547,684
Nautilus                                                                                            16,050            252,146
+ PHH                                                                                               49,700          1,368,738
+ ProQuest                                                                                          65,000            798,850
R.H. Donnelley                                                                                       8,200            443,374
+ Spherion                                                                                          61,700            562,704
+ Triple Crown Media                                                                                 2,440             21,155
+ Valassis Communications                                                                           57,900          1,365,861
                                                                                                                    _________

                                                                                                                   10,788,607
                                                                                                                   __________
Capital Spending - 7.24%
Acuity Brands                                                                                       37,000          1,439,670
Commercial Metals                                                                                   13,000            334,100
+ Flowserve                                                                                         46,000          2,617,400
Hardinge                                                                                             2,583             39,907
Kennametal                                                                                          33,000          2,054,250
+ NaviStar International                                                                            48,000          1,181,280
                                                                                                                    _________

                                                                                                                    7,666,607
                                                                                                                    _________
Conglomerates - 0.68%
Honeywell International                                                                             18,000            725,400
                                                                                                                      _______

                                                                                                                      725,400
                                                                                                                      _______
Consumer Cyclical - 9.81%
Beazer Homes USA                                                                                    18,800            862,356
+ Comstock Homebuilding Class A                                                                     24,900            157,617
Cooper Tire & Rubber                                                                                14,960            166,654

Furniture Brands International                                                                     109,100          2,273,644
La-Z-Boy                                                                                            16,960            237,440
MDC Holdings                                                                                         9,000            467,370
Newell Rubbermaid                                                                                   27,000            697,410
RadioShack                                                                                          97,000          1,358,000
Standard Motor Products                                                                             75,000            625,500
Stanley Works                                                                                       19,500            920,790
+ WCI Communities                                                                                  105,300          2,120,742
Yankee Candle                                                                                       20,000            500,200
                                                                                                                      _______

                                                                                                                   10,387,723
                                                                                                                   __________
Consumer Services - 13.01%
+ AFC Enterprises                                                                                   57,000            726,750
+ BJ's Wholesale Club                                                                               31,900            904,365
Delta Apparel                                                                                       30,000            514,200
+ Eddie Bauer Holdings                                                                              28,400            326,600
Finish Line Class A                                                                                 39,000            461,370
Foot Locker                                                                                         85,000          2,081,649
+ Gold Kist                                                                                         20,735            277,227
Gray Television Class B                                                                             16,100             93,219
IHOP                                                                                                 5,595            269,008
Jones Apparel Group                                                                                 45,000          1,430,550
Kenneth Cole Productions Class A                                                                     9,965            222,518
+ Magna Entertainment Class A                                                                      122,800            645,928
+ Maidenform Brands                                                                                 52,000            641,160
Monaco Coach                                                                                        19,495            247,587
Oakley                                                                                               3,550             59,818
+ Pathmark Stores                                                                                   55,200            519,432
+ Rent-A-Center                                                                                     17,500            435,050
Russell                                                                                              5,465             99,244
+ Sunterra                                                                                          50,600            518,144
+ Warnaco Group                                                                                    104,300          1,948,324
Westwood One                                                                                       180,800          1,356,000
                                                                                                                    _________

                                                                                                                   13,778,143
                                                                                                                   __________
Energy - 5.75%
+ Alpha Natural Resources                                                                           44,300            869,166
+ Callon Petroleum                                                                                  12,975            250,937
+ Forest Oil                                                                                         6,000            198,960
Foundation Coal Holdings                                                                            37,200          1,745,796
Gulf Island Fabrication                                                                             11,965            239,779
+ Input/Output                                                                                      27,430            259,214
+ Mariner Energy                                                                                     4,855             89,186
Southern Union                                                                                      82,654          2,236,616
+ Southwestern Energy                                                                                6,545            203,942
                                                                                                                      _______

                                                                                                                    6,093,596
                                                                                                                    _________
Financial Services - 4.41%
American Equity Investment Life Holding                                                             21,295            227,005
CFS Bancorp                                                                                          3,270             48,527
+ Conseco                                                                                           21,100            487,410
+ FPIC Insurance Group                                                                               7,385            286,169
Hanover Insurance Group                                                                             36,000          1,708,559
+ KMG America                                                                                       44,600            395,602
+ LaBranche & Company                                                                               20,360            246,560
+ PMA Capital Class A                                                                               28,700            295,610
+ Quanta Capital Holdings                                                                           42,900            111,111
+ United America Indemnity Class A                                                                  41,364            862,026
                                                                                                                      _______

                                                                                                                    4,668,579
                                                                                                                    _________
Health Care - 1.52%
+ LifePoint Hospitals                                                                                8,320            267,322
+ Microtek Medical Holdings                                                                         69,015            263,637
+ RehabCare Group                                                                                   14,625            254,183
STERIS                                                                                              25,000            571,500
Vital Signs                                                                                          5,210            258,051
                                                                                                                      _______

                                                                                                                    1,614,693
                                                                                                                    _________
Real Estate - 7.77%
Aames Investment                                                                                    84,700            422,653
Brookfield Homes                                                                                    15,924            524,696
Capital Lease Funding                                                                               56,200            641,242
Eagle Hospitality Properties                                                                        33,100            318,753
Equity Inns                                                                                         15,295            253,285
Fieldstone Investment                                                                               63,600            582,576

Government Properties Trust                                                                          4,600             43,654
+ Jameson Inns                                                                                     161,300            470,996
Lexington Corporate Properties Trust                                                                30,000            648,000
+ Lodgian                                                                                          103,600          1,476,300
MI Developments Class A                                                                             63,400          2,149,894
MortgageIT Holdings                                                                                 38,200            460,692
Thomas Properties Group                                                                             20,400            239,904
                                                                                                                      _______

                                                                                                                    8,232,645
                                                                                                                    _________
Technology - 13.43%
+ Agile Software                                                                                    40,000            253,600
Agilysys                                                                                            16,380            294,840
+ BearingPoint                                                                                      81,000            677,970
+ CIBER                                                                                             44,600            293,914
Cohu                                                                                                15,495            271,937
+ Ducommun                                                                                          12,895            238,815
EDO                                                                                                 19,500            474,630
+ Esterline Technologies                                                                             6,110            254,115
Imation                                                                                             19,000            779,950
+ International Rectifier                                                                           33,000          1,289,640
+ Keane                                                                                             43,000            537,500
+ Mercury Interactive                                                                                4,600            160,862
+ Metrologic Instruments                                                                            51,000            765,510
MTS Systems                                                                                          4,530            178,980
+ Neoware                                                                                           14,455            177,652
+ Novell                                                                                            75,700            501,891
+ Paxar                                                                                             50,000          1,028,500
Reynolds & Reynolds Class A                                                                         19,000            582,730
+ Solectron                                                                                         60,000            205,200
Symbol Technologies                                                                                110,000          1,186,900
+ Thermo Electron                                                                                   56,000          2,029,441
+ Tollgrade Communications                                                                          26,590            257,923
United Online                                                                                       14,835            178,020
+ Vishay Intertechnology                                                                            67,000          1,053,910
+ Zebra Technologies Class A                                                                        16,000            546,560
                                                                                                                      _______

                                                                                                                   14,220,990
                                                                                                                   __________
Transportation - 3.81%
Alexander & Baldwin                                                                                 24,200          1,071,334
Overseas Shipholding Group                                                                          20,900          1,236,235
SkyWest                                                                                             11,410            282,968
+ YRC Worldwide                                                                                     34,425          1,449,637
                                                                                                                    _________

                                                                                                                    4,040,174
                                                                                                                    _________
Utilities - 0.85%
Duquesne Light Holdings                                                                             12,910            212,240
Great Plains Energy                                                                                 24,700            688,142
                                                                                                                      _______

                                                                                                                      900,382
                                                                                                                      _______

Total Common Stock (cost $95,989,064)                                                                             101,416,658
                                                                                                                  ___________

                                                                                              Principal
                                                                                              Amount
                          Repurchase Agreements - 4.52%

With BNP Paribas 4.50% 7/3/06
(dated 6/30/06, to be repurchased at $2,517,944,
collateralized by $2,453,000 U.S. Treasury Notes
6.00% due 8/15/09, market value $2,569,398)                                                     $2,517,000          2,517,000

With Cantor Fitzgerald 4.40% 7/3/06
(dated 6/30/06, to be repurchased at $647,237,
collateralized by $324,000 U.S. Treasury Notes
3.875% due 7/31/07, market value $324,173,
$324,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $314,273 and $22,000 U.S. Treasury Notes
6.50% due 10/15/06, market value $22,259)                                                          647,000            647,000

With UBS Warburg 4.35% 7/3/06
(dated 6/30/06, to be repurchased at $1,618,587,
collateralized by $870,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $844,138
and $809,000 U.S. Treasury Notes 4.875% due
5/15/09, market value $808,882)                                                                  1,618,000          1,618,000
                                                                                                                    _________

Total Repurchase Agreements (cost $4,782,000)                                                                       4,782,000
                                                                                                                    _________

Total Market Value of Securities - 100.26%
     (cost $100,771,064)                                                                                          106,198,658

Liabilities Net of Receivables and Other Assets (See Notes) - (0.26%)                                                (271,559)
                                                                                                                      _______

Net Assets Applicable to 8,558,299 Shares Outstanding - 100.00%                                                  $105,927,099
                                                                                                                 ____________

+ Non-income producing security for the period ended June 30, 2006.

________________________________________________________________________________

Notes


1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Small Cap Value Fund (the "Fund").


Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of the daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the Funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such a month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $100,806,636
                                            ____________

Aggregate unrealized appreciation             11,395,862
Aggregate unrealized depreciation             (6,003,840)
                                               _________

Net unrealized appreciation                 $  5,392,022
                                            ____________

3. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.


The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Optimum Fund Trust


/s/ John C.E. Campbell
_________________________

By:    John C.E. Campbell
Title: Chief Executive Officer
Date:  September 8, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ John C.E. Campbell
_________________________

By:    John C.E. Campbell
Title: Chief Executive Officer
Date:  September 8, 2006



_________________________

By:    Richard Salus
Title: Chief Financial Officer
Date:  September 8, 2006